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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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		  ANNUITY INVESTORS (SERVICEMARK) VARIABLE ACCOUNT A
					  of
		 ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)
				     PROSPECTUS
				       for the
	  Commodore Mariner(SERVICEMARK) and Commodore Americus(SERVICEMARK)
		    Individual Flexible Premium Deferred Annuities
				      Issued by
		       ANNUITY INVESTORS LIFE INSURANCE COMPANY
	      P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771


     This  Prospectus describes  the Commodore  Mariner  and Commodore  Americus
     Individual Flexible Premium Deferred Annuity Contracts (each, the "Contract") issued by Annuity Investors Life Insurance Company (the "Company").

     The Commodore Americus is available in connection with arrangements that qualify for favorable tax treatment ("Qualified Contract(s)") under sections 401, 403 and 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The Commodore Mariner is available for non-tax-qualified annuity purchases ("Non-Qualified Contract(s)"), including Contracts purchased by an employer in connection with a Code Section 457 or non-qualified deferred compensation plan.

     The Contract provides for the accumulation of an Account Value on a fixed or variable basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a fixed or variable basis, or a combination of both. If the variable basis is chosen, Annuity values will be held in Annuity Investors Variable Account A (the "Separate Account") and will vary according to the investment performance of the mutual funds in which the Sub-Accounts of the Separate Account invest. If the fixed basis is chosen, periodic annuity payments from the Company's general account will be fixed and will not vary.

     The Separate Account is divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a designated
     registered investment company or portfolio  thereof (each, a "Fund").   The
     Funds available for investment in  the Separate Account under  the Contract
     are as follows:   (1) Janus Aspen Series  Aggressive Growth Portfolio;  (2)
     Janus Aspen Series Worldwide Growth Portfolio; (3) Janus Aspen Series Balanced Portfolio; (4) Janus Aspen Series Short-Term Bond Portfolio; (5) Dreyfus Variable Investment Fund-Capital Appreciation Portfolio; (6) The Dreyfus Socially Responsible Growth Fund, Inc.; (7) Dreyfus Stock Index Fund; (8) Merrill Lynch Variable Series Funds, Inc., Basic Value Focus Fund; (9) Merrill Lynch Variable Series Funds, Inc., Global Strategy Focus Fund; (10) Merrill Lynch Variable Series Funds, Inc., High Current Income
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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     __________________________________________________________________________

     Fund; and (11) Merrill Lynch Variable Series Funds, Inc., Domestic Money Market Fund.

     This  Prospectus  sets  forth the  basic  information  that  a  prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Contract is available free of charge by writing to the Company's Administrative Office at P.O. Box 5423, Cincinnati, Ohio 45201-5423. The Statement of Additional Information, which has the same date as this Prospectus, as it may be supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.


				   *      *      *


	      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
		       THE SECURITIES AND EXCHANGE COMMISSION
		    OR ANY STATE SECURITIES REGULATORY AUTHORITIES
		   NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
	      OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
			   CONTRARY IS A CRIMINAL OFFENSE.


		      Please Read this Prospectus Carefully and
			   Retain It for Future Reference.
		   The Date of this Prospectus is August 16, 1996.



     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
     CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.


     VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY FINANCIAL INSTITUTION, NOR ARE THEY FEDERALLY
     INSURED  OR   OTHERWISE  PROTECTED   BY  THE   FEDERAL  DEPOSIT   INSURANCE
     CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

     THIS PROSPECTUS  IS VALID ONLY  WHEN ACCOMPANIED BY  THE CURRENT PROSPECTUS
     FOR EACH  UNDERLYING FUND.   BOTH THIS PROSPECTUS  AND THE UNDERLYING  FUND
     PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     __________________________________________________________________________


				  TABLE OF CONTENTS
     __________________________________________________________________________

									    Page

     DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

     HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
	  The Contract   . . . . . . . . . . . . . . . . . . . . . . . . . .   9
	  The Separate Account   . . . . . . . . . . . . . . . . . . . . . .   9
	  The Fixed Account  . . . . . . . . . . . . . . . . . . . . . . . .   9
	  Transfers Before the Annuity Commencement Date   . . . . . . . . .  10
	  Surrenders   . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
	  Contingent Deferred Sales Charge ("CDSC")  . . . . . . . . . . . .  10
	  Other Charges and Deductions   . . . . . . . . . . . . . . . . . .  10
	  Annuity Benefits   . . . . . . . . . . . . . . . . . . . . . . . .  11
	  Death Benefit  . . . . . . . . . . . . . . . . . . . . . . . . . .  11
	  Federal Income Tax Consequences  . . . . . . . . . . . . . . . . .  11
	  Right to Cancel  . . . . . . . . . . . . . . . . . . . . . . . . .  11
	  Contacting the Company   . . . . . . . . . . . . . . . . . . . . .  11

     SUMMARY OF EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . .  12
	  Owner Transaction Expenses   . . . . . . . . . . . . . . . . . . .  12
	  Examples   . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

     FINANCIAL STATEMENTS FOR THE COMPANY  . . . . . . . . . . . . . . . . .  16

     THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
	  Janus Aspen Series   . . . . . . . . . . . . . . . . . . . . . . .  17
	       Aggressive Growth Portfolio   . . . . . . . . . . . . . . . .  17
	       Worldwide Growth Portfolio  . . . . . . . . . . . . . . . . .  17
	       Balanced Portfolio  . . . . . . . . . . . . . . . . . . . . .  17
	       Short-Term Bond Portfolio   . . . . . . . . . . . . . . . . .  17
	  Dreyfus Funds  . . . . . . . . . . . . . . . . . . . . . . . . . .  17
	       Capital Appreciation Portfolio (Dreyfus Variable
		    Investment Fund)   . . . . . . . . . . . . . . . . . . .  17
	       The Dreyfus Socially Responsible Growth Fund, Inc.  . . . . .  17
	       Dreyfus Stock Index Fund  . . . . . . . . . . . . . . . . . .  17
	  Merrill Lynch Variable Series Funds, Inc.  . . . . . . . . . . . .  18
	       Basic Value Focus Fund  . . . . . . . . . . . . . . . . . . .  18
	       Global Strategy Focus Fund  . . . . . . . . . . . . . . . . .  18
	       High Current Income Fund  . . . . . . . . . . . . . . . . . .  18
	       Domestic Money Market Fund.   . . . . . . . . . . . . . . . .  18
	  Additions, Deletions, or Substitutions   . . . . . . . . . . . . .  19


     __________________________________________________________________________

				       Page 3
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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .  19
	  Yield Data   . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
	  Total Return Data  . . . . . . . . . . . . . . . . . . . . . . . .  20

     ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)
	  AND THE SEPARATE ACCOUNT   . . . . . . . . . . . . . . . . . . . .  20
	  Annuity Investors Life Insurance Company(REGISTERED)   . . . . . .  20
	  Published Ratings  . . . . . . . . . . . . . . . . . . . . . . . .  21
	  The Separate Account   . . . . . . . . . . . . . . . . . . . . . .  21

     THE FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
	  Fixed Account Options  . . . . . . . . . . . . . . . . . . . . . .  22
	  Renewal of Fixed Account Options   . . . . . . . . . . . . . . . .  22

     THE CONTRACT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
	  Right to Cancel  . . . . . . . . . . . . . . . . . . . . . . . . .  23

     PURCHASE PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
	  Purchase Payments  . . . . . . . . . . . . . . . . . . . . . . . .  23
	  Allocation of Purchase Payments  . . . . . . . . . . . . . . . . .  23

     ACCOUNT VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
	  Fixed Account Value  . . . . . . . . . . . . . . . . . . . . . . .  24
	  Variable Account Value   . . . . . . . . . . . . . . . . . . . . .  24
	  Accumulation Unit Value  . . . . . . . . . . . . . . . . . . . . .  24
	  Net Investment Factor  . . . . . . . . . . . . . . . . . . . . . .  24

     TRANSFERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
	  Telephone Transfers  . . . . . . . . . . . . . . . . . . . . . . .  25
	  Dollar Cost Averaging  . . . . . . . . . . . . . . . . . . . . . .  26
	  Portfolio Rebalancing  . . . . . . . . . . . . . . . . . . . . . .  26
	  Interest Sweep   . . . . . . . . . . . . . . . . . . . . . . . . .  26
	  Changes By the Company   . . . . . . . . . . . . . . . . . . . . .  27

     SURRENDERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
	  Surrender Value  . . . . . . . . . . . . . . . . . . . . . . . . .  27
	  Suspension or Delay in Payment of Surrender Value  . . . . . . . .  28
	  Free Withdrawal Privilege  . . . . . . . . . . . . . . . . . . . .  28
	  Systematic Withdrawal  . . . . . . . . . . . . . . . . . . . . . .  28

     CONTRACT LOANS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

     DEATH BENEFIT . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29
	  When A Death Benefit Will Be Paid  . . . . . . . . . . . . . . . .  29
	  Death Benefit Values   . . . . . . . . . . . . . . . . . . . . . .  29
	  Death Benefit Commencement Date  . . . . . . . . . . . . . . . . .  30

     __________________________________________________________________________

				       Page 4
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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	  Form of Death Benefit  . . . . . . . . . . . . . . . . . . . . . .  30
	  Beneficiary  . . . . . . . . . . . . . . . . . . . . . . . . . . .  30

     CHARGES AND DEDUCTIONS  . . . . . . . . . . . . . . . . . . . . . . . .  31
	  Contingent Deferred Sales Charge ("CDSC")  . . . . . . . . . . . .  31
	  Maintenance and Administrative Charges   . . . . . . . . . . . . .  33
	  Mortality and Expense Risk Charge  . . . . . . . . . . . . . . . .  33
	  Premium Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . .  34
	  Transfer Fee   . . . . . . . . . . . . . . . . . . . . . . . . . .  34
	  Fund Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . .  34

     SETTLEMENT OPTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . .  35
	  Annuity Commencement Date  . . . . . . . . . . . . . . . . . . . .  35
	  Election of Settlement Option  . . . . . . . . . . . . . . . . . .  35
	  Benefit Payments   . . . . . . . . . . . . . . . . . . . . . . . .  35
	  Fixed Dollar Benefit   . . . . . . . . . . . . . . . . . . . . . .  35
	  Variable Dollar Benefit  . . . . . . . . . . . . . . . . . . . . .  36
	  Settlement Options   . . . . . . . . . . . . . . . . . . . . . . .  36
	  Minimum Amounts  . . . . . . . . . . . . . . . . . . . . . . . . .  37
	  Settlement Option Tables   . . . . . . . . . . . . . . . . . . . .  37

     GENERAL PROVISIONS  . . . . . . . . . . . . . . . . . . . . . . . . . .  38
	  Non-participating  . . . . . . . . . . . . . . . . . . . . . . . .  38
	  Misstatement   . . . . . . . . . . . . . . . . . . . . . . . . . .  38
	  Proof of Existence and Age   . . . . . . . . . . . . . . . . . . .  38
	  Discharge of Liability   . . . . . . . . . . . . . . . . . . . . .  38
	  Transfer of Ownership  . . . . . . . . . . . . . . . . . . . . . .  38
	       Non-Qualified Contract  . . . . . . . . . . . . . . . . . . .  38
	       Qualified Contract  . . . . . . . . . . . . . . . . . . . . .  38
	  Assignment   . . . . . . . . . . . . . . . . . . . . . . . . . . .  38
	       Non-Qualified Contract  . . . . . . . . . . . . . . . . . . .  38
	       Qualified Contract  . . . . . . . . . . . . . . . . . . . . .  39
	  Annual Report  . . . . . . . . . . . . . . . . . . . . . . . . . .  39
	  Incontestability   . . . . . . . . . . . . . . . . . . . . . . . .  39
	  Entire Contract  . . . . . . . . . . . . . . . . . . . . . . . . .  39
	  Changes -- Waivers   . . . . . . . . . . . . . . . . . . . . . . .  39
	  Notices and Directions   . . . . . . . . . . . . . . . . . . . . .  39

     FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . .  40
	  Introduction   . . . . . . . . . . . . . . . . . . . . . . . . . .  40
	  Taxation of Annuities In General   . . . . . . . . . . . . . . . .  40
	  Surrenders   . . . . . . . . . . . . . . . . . . . . . . . . . . .  40
	       Qualified Contracts   . . . . . . . . . . . . . . . . . . . .  40
	       Non-Qualified Contracts   . . . . . . . . . . . . . . . . . .  41
	  Annuity Benefit Payments   . . . . . . . . . . . . . . . . . . . .  41
	  Penalty Tax  . . . . . . . . . . . . . . . . . . . . . . . . . . .  41

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	  Taxation of Death Benefit Proceeds   . . . . . . . . . . . . . . .  41
	  Transfers, Assignments, or Exchanges of the Contract   . . . . . .  41
	  Qualified Contracts - General  . . . . . . . . . . . . . . . . . .  41
	  Texas Optional Retirement Program  . . . . . . . . . . . . . . . .  41
	  Individual Retirement Annuities  . . . . . . . . . . . . . . . . .  42
	  Tax-Sheltered Annuities  . . . . . . . . . . . . . . . . . . . . .  42
	  Corporate Pension and Profit Sharing Plans and H.R. 10 Plans   . .  42
	  Certain Deferred Compensation Plans  . . . . . . . . . . . . . . .  42
	  Withholding  . . . . . . . . . . . . . . . . . . . . . . . . . . .  42
	  Possible Changes in Taxation   . . . . . . . . . . . . . . . . . .  42
	  Other Tax Consequences   . . . . . . . . . . . . . . . . . . . . .  43
	  General  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  43

     DISTRIBUTION OF THE CONTRACT  . . . . . . . . . . . . . . . . . . . . .  43

     LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . . . . . . . . . .  44

     VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  44

     AVAILABLE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .  45

     STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . .  46

     APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  47























     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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				     DEFINITIONS

     Account(s):  The Sub-Account(s) and/or the Fixed Account options.

     Account Value: The aggregate value of the Owner's interest in the Sub-Account(s) and the Fixed Account options as of the end of any Valuation Period. The value of the Owner's interest in all Sub-Accounts is the "Variable Account Value," and the value of the Owner's interest in all Fixed Account options is the "Fixed Account Value."

     Accumulation Period:    The period  prior  to the  applicable  Commencement
     Date.

     Accumulation Unit: The unit of measure used to calculate the value of the Sub-Account(s) prior to the applicable Commencement Date.

     Administrative Office: The home office of the Company or any other office the Company may designate for administration.

     Age:  Age as of most recent birthday.

     Annuity  Benefit:   Periodic  payments  under  a settlement  option,  which
     commence on or after the Annuity Commencement Date.

     Annuity Commencement Date:   The first day of the first period for which an
     Annuity Benefit payment is to be made under a settlement option.

     Benefit Payment: The Annuity Benefit or Death Benefit payable under a settlement option. Variable Dollar Benefit payments may vary in amount. Fixed Dollar Benefit payments remain constant except under certain joint and survivor settlement options.

     Benefit Payment Period: The period commencing with the Commencement Date during which Benefit Payments are to be made under the Contract.

     Benefit Unit: The unit of measure used to determine the dollar value of any Variable Dollar Benefit payments after the first Benefit Payment is made by the Company.

     Commencement Date: The Annuity Commencement Date if an Annuity Benefit is payable under the Contract, or the Death Benefit Commencement Date if a Death Benefit is payable under the Contract.

     Contract  Anniversary:   An annual  anniversary of  the Contract  Effective
     Date.


     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     Contract Effective Date:   The date  shown on  the Contract  Specifications
     page.

     Contract  Year:   Any period of  twelve months  commencing on  the Contract
     Effective Date and on each Contract Anniversary thereafter.

     Code:   The Internal  Revenue Code of  1986, as amended,  and the rules and regulations issued thereunder.

     Death Benefit  Commencement Date:   The first day  of the first period  for
     which a Death Benefit payment is to be made under a settlement option.

     Death Benefit Valuation Date: The date that Due Proof of Death has been received by the Company and the earlier to occur of:

	  (1) the Company's receipt of a Written Request with instructions as to the form of Death Benefit; or

	  (2)  the Death Benefit Commencement Date.

     Due Proof of Death: Any of the following: (1) a certified copy of a death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; (3) any other proof satisfactory to the Company.

     Fund: A management investment company or a portfolio thereof, registered under the Investment Company Act of 1940, in which a Sub-Account of the Separate Account invests.

     Net Asset Value: The amount computed by an investment company, no less frequently than each Valuation Period, as the price at which its shares or units, as the case may be, are redeemed in accordance with the rules of the Securities and Exchange Commission.

     Owner:    The  person  or  persons  identified  as  such  on  the  Contract
     Specifications page.

     Person Controlling Payments:
	  Non-Qualified Contracts: The "person controlling payments" means the following, as the case may be:
	  (1)  with respect to Annuity Benefit payments,
	       (a)  the Owner, if the Owner has  the right to change the  payee;
		    or
	       (b)  in all other cases, the payee; and
	  (2)  with respect to Death Benefit payments,
	       (a)  the Beneficiary, or

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	       (b)  if the Beneficiary is deceased, the payee.

	  Qualified  Contracts:   The "person  controlling  payments" means  the
	  following, as the case may be:
	  (1)  with respect to Annuity Benefit payments, the Owner; and
	  (2)  with respect to Death Benefit payments,
	       (a)  the Beneficiary, or
	       (b)  if the Beneficiary is deceased, the payee.

     Payment Interval:   The timing and  frequency of Benefit  Payments under  a
     settlement option.

     Purchase Payment: A contribution made to the Company in consideration for the Contract, after the deduction of any and all of the following that may apply:
	  (1)  any fee charged by the person remitting payments for the Owner;
	  (2)  premium taxes; and/or
	  (3)  other taxes.

     Separate Account:   An account, which  may be an  investment company, which
     is established and maintained by the Company pursuant to the laws of the State of Ohio.

     Sub-Account:   The Separate Account  is divided into  Sub-Accounts, each of which invests in the shares of a designated Fund.

     Surrender Value:   The amount payable under  a Contract if the  Contract is
     surrendered.

     Valuation Period: The period commencing at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date. "Valuation Date" means each day on which the New York Stock Exchange is open for business.

     Written Request: Information provided, or a request made, that is complete and satisfactory to the Company, that is sent to the Company on the Company's form or in a form satisfactory to the Company, and that is received by the Company at the Administrative Office. A Written Request is subject to any payment made or any action the Company takes before the Written Request is acknowledged by the Company. An Owner may be required to return his or her Contract to the Company in connection with a Written Request.





     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

				     HIGHLIGHTS

     The Contract

	  The Commodore Mariner(SERVICEMARK) contract described in this Prospectus is designed for use in connection with certain individual non-tax-qualified annuity purchases, including Contracts purchased by an employer in connection with a Code Section 457 or non-qualified deferred compensation plan. The Commodore Americus(SERVICEMARK) is available for arrangements that qualify for favorable tax treatment under Sections 401, 403 or 408 of the Code.

	  The Owner is the person or persons designated as such on the Contract Specifications page. Subject to the terms of the Contract and unless the Owner dies before the Annuity Commencement Date, the Account Value, after certain adjustments, will be applied to the payment of an Annuity Benefit under the Settlement Option elected by the Owner.

	  The Account Value will depend on the investment experience of the amounts allocated to each Sub-Account of the Separate Account elected by the Owner and/or interest credited on amounts allocated to the Fixed Account option(s) elected. All Annuity Benefits and other values provided under the Contract when based on the investment experience of the Separate Account are variable and are not guaranteed as to dollar amount. Therefore, the Owner bears the entire investment risk with respect to amounts allocated to the Separate Account under the Contract.

	  THERE IS NO GUARANTEED OR MINIMUM SURRENDER VALUE WITH RESPECT TO AMOUNTS ALLOCATED TO THE SEPARATE ACCOUNT, SO THE PROCEEDS OF A SURRENDER COULD BE LESS THAN THE TOTAL PURCHASE PAYMENTS.

     The Separate Account

	  Annuity Investors(SERVICEMARK) Variable Account A is a Separate Account of the Company that is divided into Sub-Accounts. (See "The Separate Account," page 21.) Each Sub-Account uses its assets to purchase, at their Net Asset Value, shares of a Fund. The Funds available for investment in the Separate Account under the Contract are as follows: (1) Janus Aspen Series Aggressive Growth Portfolio;
	  (2) Janus Aspen Series Worldwide Growth Portfolio; (3) Janus Aspen Series Balanced Portfolio; (4) Janus Aspen Series Short-Term Bond Portfolio; (5) Dreyfus Variable Investment Fund-Capital Appreciation Portfolio; (6) The Dreyfus Socially Responsible Growth Fund, Inc.;
	  (7) Dreyfus Stock Index Fund; (8) Merrill Lynch Variable Series Funds Inc., Basic Value Focus Fund; (9) Merrill Lynch Variable Series Funds

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	  Inc., Global Strategy Focus Fund; (10) Merrill Lynch Variable Series Funds Inc., High Current Income Fund; and (11) Merrill Lynch Variable Series Funds Inc., Domestic Money Market Fund. Each Fund has distinct investment objectives and policies which are described in the accompanying prospectus for the Fund.

	  Each Fund pays its investment adviser and other service providers certain fees charged against the assets of the Fund. The Account Value of a Contract and the amount of any Annuity Benefits will vary to reflect the investment performance of all the Sub-Accounts elected by the Owner and the deduction of the charges described under "CHARGES AND DEDUCTIONS," page 31. For more information about the Funds, see "THE FUNDS" page 16, and the accompanying Funds' prospectuses.

     The Fixed Account

	  The Fixed Account is an account within the Company's general account. There are currently four Fixed Account options available under the Fixed Account: a Fixed Accumulation Account option and three fixed term options. Purchase Payments allocated or amounts transferred to the Fixed Account options are credited with interest at a rate declared by the Company's Board of Directors, but in any event at a minimum guaranteed annual rate of 3.0% corresponding to a daily rate of 0.0081%. (See "THE FIXED ACCOUNT," page 21.)

     Transfers Before the Annuity Commencement Date

	  Prior to the Annuity Commencement Date, the Owner may transfer values between the Separate Account and the Fixed Account, within the Fixed Account and between the Sub-Accounts, by Written Request to the Company or by telephone in accordance with the Company's telephone transfer rules. (See "TRANSFERS," page 25.)

	  The Company currently charges a fee of $25 for each transfer ("Transfer Fee") in excess of twelve made during the same Contract Year. (See "TRANSFERS," page 25.)

     Surrenders

	  All or part of the Surrender Value of a Contract may be surrendered by the Owner on or before the Annuity Commencement Date by Written Request to the Company. Amounts surrendered may be subject to a Contingent Deferred Sales Charge ("CDSC") depending upon how long the Purchase Payments to be withdrawn have been held under the Contract. Amounts withdrawn also may be subject to a premium tax or similar

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	  tax, depending upon the jurisdiction in which the Owner lives. Surrenders may be subject to a 10% premature distribution penalty tax if made before the Owner reaches age 59 1/2. Surrenders may further be subject to federal, state or local income taxes or significant tax law restrictions. (See "FEDERAL TAX MATTERS," page 40.)

     Contingent Deferred Sales Charge ("CDSC")

	  A  CDSC may be imposed on amounts surrendered.  The maximum CDSC is 7%
	  for each Purchase Payment.   That percentage decreases by  1% annually
	  to 0% after year seven.

	  The CDSC may be reduced or waived under certain circumstances. (See "CHARGES AND DEDUCTIONS," page 31.)

     Other Charges and Deductions

	  The Company deducts a daily charge ("Mortality and Expense Risk Charge") at an effective annual rate of 1.25% of the daily Net Asset Value of each Sub-Account. In connection with certain Contracts where the Company incurs reduced sales and servicing expenses, such as Contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer a Contract with a Mortality and Expense Risk Charge at an effective annual rate of 0.95% of the daily Net Asset Value of each Sub-Account. (See "CHARGES AND DEDUCTIONS," page 31.)

	  The Company also deducts a Contract maintenance charge each year ("Contract Maintenance Fee"). This Fee is currently $25 and is deducted from an Owner's Variable Account Value on each Contract Anniversary. The Contract Maintenance Fee may be waived under certain circumstances. (See "CHARGES AND DEDUCTIONS," page 31.)

	  The Company does not currently intend to deduct a charge to help cover the costs of administering the Contract and the Separate Account ("Administration Charge"); however, the Company reserves the right to impose an Administration Charge at a future date. Any such Administration Charge is guaranteed not to exceed a maximum effective annual rate of 0.20% of the daily Net Asset Value of each Sub-Account.

	  Charges for premium taxes may be imposed in some jurisdictions. Depending on the applicability of such taxes, the charges may be deducted from Purchase Payments, from surrenders, and from other payments made under the Contract. (See "CHARGES AND DEDUCTIONS," page 31.)

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     Annuity Benefits

	  Annuity Benefits are paid on a fixed or variable basis, or a combination of both. (See "Benefit Payments," page 35.)

     Death Benefit

	  The Contract provides for the payment of a Death Benefit if the Owner dies prior to the Annuity Commencement Date. The Death Benefit may be paid in one lump sum or pursuant to any available settlement option offered under the Contract. (See "DEATH BENEFIT," page 29)

     Federal Income Tax Consequences

	  An Owner generally should not be taxed on increases in the Account Value until a distribution under the Contract occurs (e.g., a surrender or Annuity Benefit) or is deemed to occur (e.g., a loan in default). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. In addition, a 10% federal penalty tax may apply to certain distributions. (See "FEDERAL TAX MATTERS," page 40.)

     Right to Cancel

	  An Owner may cancel the Contract by giving the Company written notice of cancellation and returning the Contract before midnight of the twentieth day (or longer if required by state law) after receipt. (See "Right to Cancel," page 23.)

     Contacting the Company

	  All  Written  Requests  and  any  questions  or  inquiries  should  be
	  directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771. All inquiries should include the Contract Number and the Owner's name.

	  NOTE: THE FOREGOING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION IN THE REMAINDER OF THIS PROSPECTUS AND IN THE ACCOMPANYING PROSPECTUSES FOR THE FUNDS WHICH SHOULD BE REFERRED TO FOR MORE DETAILED INFORMATION. THE REQUIREMENTS OF AN ENDORSEMENT TO THE CONTRACT OR LIMITATIONS OR PENALTIES IMPOSED BY THE CODE MAY IMPOSE ADDITIONAL LIMITS OR RESTRICTIONS ON PURCHASE PAYMENTS,
	  SURRENDERS, DISTRIBUTIONS, BENEFITS, OR OTHER PROVISIONS OF THE CONTRACT. THIS PROSPECTUS DOES NOT DESCRIBE SUCH LIMITATIONS OR RESTRICTIONS. (SEE "FEDERAL TAX MATTERS," PAGE 40.)



     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________


					     SUMMARY OF EXPENSES

     Owner Transaction Expenses

       Sales Load Imposed on Purchase Payments                None


       Contingent Deferred Sales Charge (as a percentage of Purchase Payments surrendered)

	    Contract Years elapsed since
	    receipt of Purchase Payment

		 less than 1 year                              7%

		 1 year but less than 2 years                  6%

		 2 years but less than 3 years                 5%

		 3 years but less than 4 years                 4%

		 4 years but less than 5 years                 3%

		 5 years but less than 6 years                 2%

		 6 years but less than 7 years                 1%

		 7 years or more                               0%

       Surrender Fees                                         None

       Transfer Fee1                                           $25

       Annual Contract Maintenance Fee                         $25









     1 The first twelve transfers in a Contract Year are free. Thereafter, a $25 fee will be charged on each subsequent transfer.

     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

														       Dreyfus
														       V.I.F.
       Separate Account Annual                Janus A.S.          Janus A.S.                           Janus A.S.      Capital
       Expenses2 (as a                        Aggressive          Worldwide          Janus A.S.        Short-Term      Appre-
       percentage of average                  Growth              Growth             Balanced          Bond            ciation
       Separate Account assets)               Portfolio           Portfolio          Portfolio         Portfolio       Portfolio


	  Mortality and
	  Expense Risk
	  Charge                              1.25%               1.25%              1.25%             1.25%           1.25%

	  Administration Charge               0.00%               0.00%              0.00%             0.00%           0.00%

	  Other Fees and
	  Expenses of the
	  Separate Account
					      0.00%               0.00%              0.00%             0.00%           0.00%

	  Total Separate Account
	  Annual Expenses                     1.25%               1.25%              1.25%             1.25%           1.25%

       Fund Annual Expenses3
       (as a percentage of Fund average net assets after fee waiver and/or expense reimbursement, if any)


	  Management Fees                     0.75%               0.68%              0.82%             0.00%           0.73%

	  Other Expenses                      0.11%               0.22%              0.55%             0.70%           0.12%

	  Total Fund Annual                   0.86%               0.90%              1.37%             0.70%           0.85%
	  Expenses








     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

											 Merrill        Merrill
											 Lynch          Lynch          Merrill
					The Dreyfus                      Merrill         V.S.F.         V.S.F.         Lynch
       Separate Account Annual          Socially           Dreyfus       Lynch V.S.F.    Global         High           V.S.F.
       Expenses2 (as a                  Responsible        Stock         Basic           Strategy       Current        Domestic
       percentage of average            Growth             Index         Value Focus     Focus          Income         Money Market
       Separate Account assets)         Fund, Inc.         Fund          Fund            Fund           Fund           Fund


	 Mortality and Expense Risk
	 Charge                         1.25%              1.25%         1.25%           1.25%          1.25%          1.25%


	  Administration
	  Charge                        0.00%              0.00%         0.00%           0.00%          0.00%          0.00%

	  Other Fees and
	  Expenses of the
	  Separate Account              0.00%              0.00%         0.00%           0.00%          0.00%          0.00%

	  Total Separate
	  Account Annual
	  Expenses                      1.25%              1.25%         1.25%           1.25%          1.25%          1.25%

       Fund Annual Expenses3 (as a percentage of Fund average net assets after fee waiver and/or expense reimbursement, if any)

	  Management Fees               0.69%              0.25%         0.60%           0.65%          0.50%          0.50%

	  Other Expenses                0.58%              0.14%         0.06%           0.07%          0.05%          0.05%

	  Total Fund Annual             1.27%              0.39%         0.66%           0.72%          0.55%          0.55%
	     Expenses









     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     The purpose of this table is to assist an Owner in understanding the various costs and expenses that the Owner will bear directly and indirectly with respect to investment in the Separate Account. The table reflects expenses of each Sub-Account as well as of the Fund in which the Sub-Account invests. See "CHARGES AND DEDUCTIONS " on page 31 of this Prospectus and the accompanying prospectus for the applicable Fund for a more complete description of the various costs and expenses. In addition to the expenses listed above, premium taxes may be applicable. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The $25 Contract Maintenance Charge is included in the Examples as $1.

     2/       Annual expenses  are anticipated  to  be the  same for  each  Sub-
     Account. These expenses are based on estimated amounts for the current fiscal year.

	      Currently, the Company imposes no charge for participation in the Dollar Cost Averaging, Portfolio Rebalancing, Interest-Sweep and Systematic Withdrawal programs. The Company reserves the right to impose an annual fee not to exceed $25 for participation in each of the foregoing programs. (See "TRANSFERS," page 25.) The Company deducts a $25 Contract Maintenance Fee from an Owner's Variable Account Value on each Contract Anniversary. The Company reserves the right to increase the annual Contract Maintenance Fee up to $40. (See "CHARGES AND DEDUCTIONS," page 31.) The Company imposes no Administration Charge but reserves the right to impose an annual Administration Charge not to exceed 0.20% of the Net Aset Value of each Sub-Account.

     3/       Information regarding  each underlying  Fund has been  provided to the Company by each Fund, and the Company has not independently verified such information. Data for each Fund are for its fiscal year ended December 31, 1995. Actual expenses in future years may be higher or lower.

	      Fund  expenses  are  net  of management  fees  and  other expenses waived and/or reimbursed (except for those Funds noted below). In the absence of such fee waivers and/or expense reimbursements, Management Fees, Other Expenses and Total Portfolio Expenses would have been as follows for the fiscal year ended December 31, 1995: 0.82%, 0.11% and 0.93%, respectively, for the Janus A.S. Aggressive Growth Portfolio; 0.87%, 0.22% and 1.09%, respectively, for the Janus A.S. Worldwide Growth Portfolio; 1.00%, 0.55% and 1.55%, respectively, for the Janus A.S. Balanced Portfolio; and 0.65%, 0.72% and 1.37%, respectively, for the Janus A.S. Short-Term Bond Portfolio; 0.75%, 0.12% and 0.87%, respectively, for the Dreyfus V.I.F. Capital Appreciation Portfolio;


     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     3/ (continued)
     0.75%, 0.58% and 1.33%, respectively, for the Dreyfus Socially Responsible Growth Fund, Inc.; and 0.25%, 0.17% and 0.42%, respectively, for the Dreyfus Stock Index Fund.

	      Fees and expenses for the Merrill Lynch V.S.F. Basic Value Focus Fund, the Merrill Lynch V.S.F. Global Strategy Focus Fund, the Merrill Lynch V.S.F. High Current Income Fund and the Merrill Lynch V.S.F. Domestic Money Market Fund are based on 1995 fees and expenses but do not take into account management fee waivers and expense reimbursements because none were in effect for those Funds in 1995.




































     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     Examples4

	      If the Owner surrenders his or her Contract at the end of the applicable time period, the following expenses will be charged on a $1,000 investment, assuming a 5% annual return on assets:


       Sub-Account                                                               1 Year                  3 Years


       Janus A.S. Aggressive Growth Portfolio                                     $ 93                     $122

       Janus A.S. Worldwide Growth Portfolio                                      $ 93                     $123

       Janus A.S. Balanced Portfolio                                              $ 98                     $138

       Janus A.S. Short-Term Bond Portfolio                                       $ 91                     $116

       Dreyfus V.I.F. Capital Appreciation Portfolio                              $ 95                     $130

       The Dreyfus Socially Responsible Growth Fund, Inc.                         $113                     $184

       Dreyfus Stock Index Fund                                                   $ 87                     $104

       Merrill Lynch V.S.F. Basic Value Focus Fund                                $ 91                     $115

       Merrill Lynch V.S.F. Global Strategy Focus Fund                            $ 91                     $117

       Merrill Lynch V.S.F. High Current Income Fund                              $ 90                     $112

       Merrill Lynch V.S.F. Domestic Money Market Fund                            $ 90                     $112






     4        The  examples  assume  the   reinvestment  of  all  dividends  and
     distributions, no transfers among Sub-Accounts or between Accounts and a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. Annual Contract Maintenance Fees are based on an estimated average Account Value for the current fiscal year.

     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      If the Owner does not surrender his or her Contract, or it is annuitized, the following expenses would be charged on a $1,000 investment at the end of the applicable time period, assuming a 5% annual return on assets:

       Sub-Account                                                              1 Year               3 Years


       Janus A.S. Aggressive Growth Portfolio                                    $ 23                 $ 72

       Janus A.S. Worldwide Growth Portfolio                                     $ 23                 $ 73

       Janus A.S. Balanced Portfolio                                             $ 28                 $ 88

       Janus A.S. Short-Term Bond Portfolio                                      $ 21                 $ 66

       Dreyfus V.I.F. Capital Appreciation Portfolio                             $ 25                 $ 80

       The Dreyfus Socially Responsible Growth Fund, Inc.                        $ 43                 $134

       Dreyfus Stock Index Fund                                                  $ 17                 $ 54

       Merrill Lynch V.S.F. Basic Value Focus Fund                               $ 21                 $ 65

       Merrill Lynch V.S.F. Global Strategy Focus Fund                           $ 21                 $ 67

       Merrill Lynch V.S.F. High Current Income Fund                             $ 20                 $ 62

       Merrill Lynch V.S.F. Domestic Money Market Fund                           $ 20                 $ 62



	      The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

	      The fee table and examples do not include charges to the Owner for premium taxes.




     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

			 FINANCIAL STATEMENTS FOR THE COMPANY

	      The financial statements and report of independent public accountants for the Company are contained in the Statement of Additional Information. Because the Contracts registered by this Prospectus had not yet been issued as of the date of this prospectus, no financial information for the Separate Account is provided.


				      THE FUNDS

	      The  Separate   Account  currently  has  eleven   Funds  that  are
	      available for investment under the Contract. Each Fund has separate investment objectives and policies. As a result, each Fund operates as a separate investment portfolio and the
	      investment performance of one Fund has no effect on the investment performance of any other Fund. There is no assurance that any of these Funds will achieve their stated objectives. The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Funds.

	      The Separate Account invests exclusively in shares of the Funds listed below (followed by a brief overview of each Fund's investment objective(s) and policies):

     Janus Aspen Series:

	      Aggressive Growth Portfolio. A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks with an emphasis on securities issued by medium-sized companies. The Portfolio may invest in debt securities, including junk bonds. For further discussion of the risks associated with investment in junk bonds, please see the attached Janus Aspen Series prospectus.

	      Worldwide Growth Portfolio. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers. The Portfolio may invest in debt securities, including junk bonds. For further discussion of the risks associated with investment in junk bonds, please see the attached Janus Aspen Series prospectus.

	      Balanced Portfolio. A diversified portfolio that seeks long-term growth of capital balanced by current income. The Fund normally

     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio may invest in debt securities, including junk bonds. For further discussion of the risks associated with investment in junk bonds, please see the attached Janus Aspen Series prospectus.

	      Short-Term Bond Portfolio. A diversified portfolio that seeks a high level of current income while minimizing interest rate risk
	      by investing in shorter term fixed-income securities. Its average-weighted maturity is normally less than three years. The Portfolio may invest in junk bonds. For further discussion of the risks associated with investment in junk bonds, please see the attached Janus Aspen Series prospectus.

	      Janus Capital Corporation serves as the investment adviser to each of these Funds.

     Dreyfus Funds:

	      Capital  Appreciation  Portfolio   (Dreyfus  Variable   Investment
	      Fund). The Capital Appreciation Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. It seeks to achieve its goals by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments.

	      The Dreyfus Corporation serves as the investment adviser and Fayez Sarofim & Co. serves as the sub-investment adviser to this Fund.

	      The Dreyfus Socially Responsible Growth Fund, Inc. The Dreyfus Socially Responsible Growth Fund, Inc.'s primary goal is to
	      provide capital growth. It seeks to achieve this goal by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.

	      The Dreyfus Corporation serves as the investment adviser and NCM Capital Management Group, Inc. serves as the sub-investment adviser to this Fund.


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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      Dreyfus  Stock  Index  Fund.    The  Dreyfus  Stock  Index  Fund's
	      investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Stock Index Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

	      The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, acts as the Fund manager and Mellon Equity Associates, an affiliate to Dreyfus located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, is the index manager.

     Merrill Lynch Variable Series Funds, Inc.:

	      Basic Value Focus Fund. The investment objective of the Fund is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities that provide an
	      above-average dividend return and sell at a below-average price-earnings ratio.

	      Global Strategy Focus Fund. The investment objective of the Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the U.S., Canada, Western Europe and the Far East. Geographical allocation of the Fund's investments is not limited, and will be made on the basis of anticipated total return from investments, considering various economic, market, and political factors.
	      High Current Income Fund. The investment objective of the Fund is to obtain as high a level of current income as is consistent with its investment policies and prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The Fund seeks to achieve its objective by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality, including junk bonds. For further discussion of the risks associated with

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      investment in junk bonds, please see the attached Merrill Lynch Variable Series Fund, Inc. prospectus.

	      Domestic Money Market Fund. The investment objectives of the Fund are to seek preservation of capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

	      Merrill Lynch Asset Management, L.P. serves as the investment adviser to these Funds.

	      Meeting Fund objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions.

	      THERE IS NO ASSURANCE THAT ANY OF THESE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

	      INVESTMENTS IN THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.

	      Since each of the Funds is available to separate accounts of other insurance companies offering variable annuity and variable life products, and certain Funds may be available to qualified pension and retirement plans, there is a possibility that a material conflict may arise between the interests of the Separate Account and one or more other separate accounts or plans investing in the Fund. In the event of a material conflict, the affected insurance companies and plans will take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the particular Fund. See the Funds' prospectuses for greater detail.

	      Additional information concerning the investment objectives and policies of each Fund, the investment advisory services and administrative services of each Fund and charges of each Fund can be found in the current prospectus for each Fund which accompany this Prospectus. THE APPROPRIATE FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE
	      ALLOCATION  OF  PURCHASE  PAYMENTS  TO,  OR TRANSFERS  AMONG,  THE
	      SUB-ACCOUNTS.





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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     Additions, Deletions, or Substitutions

	      The Company does not control the Funds and cannot guarantee that any of the Sub-Accounts or any of the Funds will always be available for allocation of Purchase Payments or transfers. The Company retains the right to make changes in the Separate Account and its investments.

	      The Company reserves the right to eliminate the shares of any Fund held by a Sub-Account and to substitute shares of another investment company for the shares of any Fund, if the shares of that Fund are no longer available for investment or if, in the Company's judgment, investment in any Fund would be inappropriate in view of the purposes of the Separate Account. To the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law, a substitution of shares attributable to the Owner's interest in a Sub-Account will not be made without prior notice to the Owner and the prior approval of the Securities and Exchange Commission. Nothing contained herein shall prevent the Separate Account from purchasing other
	      securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Owners.

	      New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing Owners on a basis to be determined by the Company. Each additional Sub-Account will purchase shares in a Fund or in another mutual fund or investment vehicle. The Company may also eliminate one or more Sub-Accounts, if in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Sub-Account is eliminated, the Company will notify Owners and request a re-allocation of the amounts invested in the eliminated Sub-Account.

	      In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more separate accounts.


     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

			       PERFORMANCE INFORMATION

	      From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For a description of the methods used to determine yield and total return, see the Statement of Additional Information.

     Yield Data

	      The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The Company may also advertise the effective yield of the Money Market Sub-Account which is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

	      The  yield   of  a  Sub-Account   other  than   the  Money  Market
	      Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day period.

	      The yield calculations do not reflect the effect of any CDSC or premium taxes that may be applicable to a particular Contract which would reduce the yield of that Contract.

     Total Return Data

	      The average annual total return of a Sub-Account refers to return quotations assuming an investment has been held in the
	      Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, respectively, the average annual
	      total return presented will be presented for these periods, although other periods may also be provided. The average annual total return quotations reflect the deduction of all applicable charges except for premium taxes. In addition to average annual total return for a Sub-Account, the Company may provide cumulative total return and/or other non-standardized total return for the Sub-Account. Total return data that does not reflect the CDSC and other nonrecurring charges will be higher


     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      than the total return realized by an investor who incurs the charges.

	      Reports and promotional literature may contain the ranking of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund
	      Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria. The Company may compare the performance of a Sub-Account with applicable indices and/or industry averages. Performance information may present the effects of tax-deferred compounding on Sub-Account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include comparisons of investment return on a tax-deferred basis with currently taxable investment return.

	      The Company may also advertise performance figures for the Sub-Accounts based on the performance of a Fund prior to the time the Separate Account commenced operations.


	ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED) AND THE SEPARATE
				       ACCOUNT

     Annuity Investors Life Insurance Company

	      Annuity   Investors  Life   Insurance  Company   (the  "Company"),
	      formerly known as Carillon Life Insurance Company, is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

	      The Company is a wholly-owned subsidiary of Great American(REGISTERED) Life Insurance Company which is a wholly-owned subsidiary of American Annuity Group(SERVICEMARK), Inc., a publicly traded insurance holding company. That company is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company.

	      The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.


     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     Published Ratings

	      The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as reflecting on the investment
	      performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's or Duff & Phelps may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of those agencies as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

     The Separate Account

	      Annuity Investors(SERVICEMARK) Variable Account A was established by the Company as an insurance company separate account under the laws of the State of Ohio on May 26, 1995, pursuant to
	      resolutions of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the
	      management  or  the  investment   practices  or  policies  of  the
	      Separate Account.

	      The assets of the Separate Account are owned by the Company but they are held separately from the other assets of the Company.
	      The Ohio Revised Code provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company.

	      Under Ohio law, the assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this Prospectus and under all other contracts which provide for accumulated values or dollar amount payments to reflect investment results of the Separate Account. The obligations arising under the Contracts are obligations of the Company.

	      The Separate Account is divided into Sub-Accounts, each of which invests solely in a specific corresponding Fund. (See "THE FUNDS," page 16.) Changes to the Sub-Accounts may be made at the discretion of the Company. (See "Additions, Deletions, or Substitutions," page 19.)


				  THE FIXED ACCOUNT

	      The Fixed Account is a part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein is generally subject to the provisions of these Acts, and the staff of the Securities and Exchange Commission does not generally review the disclosures in the prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account and the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

	      The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law. The Company delegates the investment of the assets of the Fixed Account to American Money Management Corporation. Allocation of any amounts to the Fixed Account does not entitle Owners to share directly in the investment experience of these assets. The Company assumes the risk of investment gain or loss on the portion of the Account Value allocated to the Fixed Account. All assets held in the general account are subject to the Company's general liabilities from business operations.


     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     Fixed Account Options

	      There are currently four options under the Fixed Account: the Fixed Accumulation Account option; and the guarantee period options referred to in the Contract as the Fixed Account Options One-Year, Three-Year and Five-Year Guarantee Period, respectively. Different Fixed Account options may be offered by the Company at any time. Purchase Payments allocated and amounts transferred to the Fixed Account options accumulate interest at the applicable current interest rate declared by the Company's Board of Directors, and if applicable, for the duration of the guarantee period selected.

	      The  Company guarantees a  minimum rate of interest  for the Fixed
	      Account options.   The guaranteed rate is 3% per  year, compounded
	      annually.

     Renewal of Fixed Account Options

	      The following provisions apply to all Fixed Account options except the Fixed Accumulation Account option.

	      At the end of a guarantee period, and for the thirty days immediately preceding the end of such guarantee period, the Owner may elect a new option to replace the Fixed Account option that is then expiring. The entire amount maturing may be reallocated to any of the then-current options under the Contract (including the various Sub-Accounts within the Separate Account), except that a Fixed Account option with a guarantee period that would extend past the Annuity Commencement Date may not be selected. In particular, in the case of renewals occurring within one year of such Commencement Date, the only Fixed Account option available is the Fixed Accumulation Account option.

	      If the Owner does not specify a new Fixed Account option in accordance with the preceding paragraph, the Owner will be deemed to have elected the same Fixed Account option as is expiring, so long as the guarantee period of such option does not extend beyond the Annuity Commencement Date. In the event that such a period would extend beyond the Annuity Commencement Date, the Owner will be deemed to have selected the Fixed Account option with the longest available guarantee period that expires prior to the Annuity Commencement Date, or, failing that, the Fixed Accumulation Account Option.



     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

				     THE CONTRACT

	      The Contract is an individual flexible premium deferred annuity. The rights and benefits are described below and in the Contract. The Company reserves the right to make any modification to conform the Contracts to, or give the Owner the benefit of, any applicable law. The obligations under the Contracts are obligations of the Company.

	      Fixed Account Values, Variable Account Values, benefits and charges will be calculated separately for each Contract. The various administrative rules described below will apply separately to each Contract, unless otherwise noted. The Company reserves the right to terminate any Contract at any time the Account Value is less than $500. Upon the termination of a Contract, the Company will pay the Owner the Surrender Value.

     Right to Cancel

	      The Owner may cancel the Contract by giving the Company written notice of cancellation and returning the Contract before midnight of the twentieth day (or longer if required by state law) following the date the Owner receives the Contract. The Contract must be returned to the Company, and the required notice must be given in person, or to the agent who sold it to the Owner, or by mail. If by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract as set forth above, the Contract will be void and the Company will refund the Purchase Payment(s) plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company, or as otherwise required by law.


				  PURCHASE PAYMENTS

     Purchase Payments

	      The minimum initial Purchase Payment for Qualified Contracts is $50, and the minimum initial Purchase Payment for Non-Qualified Contracts is $5,000. Tax-free transfers and rollovers to the Contracts must be at least $5,000. Both Contracts require subsequent Purchase Payments of at least $50 per month. Purchase Payments and tax-free transfers or rollovers may be sent to the Company at its Administrative Office at any time before the

     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      Annuity Commencement Date so long as the Contract has not been fully surrendered.

	      Each Purchase Payment will be applied by the Company to the credit of the Owner's Account. If the application form is in good order, the Company will apply the initial Purchase Payment to an account for the Owner within two business days of receipt of the Purchase Payment at the Administrative Office. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the Owner of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically consents to the Company keeping the Purchase Payment until the application form is in good order. Once the application form is in good order, the Purchase Payment will be applied to the Owner's Account within two business days.

	      Each additional Purchase Payment is credited to a Contract as of the next Valuation Date following the receipt of such additional Purchase Payment.

	      No Purchase Payment for any Contract may exceed $500,000 without prior approval of the Company.

     Allocation of Purchase Payments

	      The Company will allocate Purchase Payments to the Fixed Account options and/or to the Sub-Accounts according to instructions received by Written Request. Allocations must be made in whole percentages.


				    ACCOUNT VALUE

	      The Account Value is equal to the aggregate value of the Owner's interest in the Sub-Account(s) and the Fixed Account options as of the end of any Valuation Period. The value of the Owner's interest in all Sub-Accounts is the "Variable Account Value," and the value of the Owner's interest in all Fixed Account options is the "Fixed Account Value."





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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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     Fixed Account Value

	      The Fixed Account Value for the Contract at any  time is equal to:
	      (a) the  Purchase Payment(s) allocated to  the Fixed Account; plus
	      (b) amounts transferred to the Fixed Account; plus (c) interest credited to the Fixed Account; less (d) any charges, surrenders, deductions, amounts transferred from the Fixed Account or other adjustments made in accordance with the provisions of the Contract.

     Variable Account Value

	      Purchase Payments may be allocated among, and Account Values may be transferred to, the various Sub-Accounts within the Separate Account, subject to the provisions of the Contract governing transfers. For each Sub-Account, the Purchase Payment(s) or amounts transferred are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to each Sub-Account by the value of the Accumulation Unit for that Sub-Account at the end of the Valuation Period on which the Purchase Payment(s) or transferred amount is received.

	      The following events will result in the cancellation of an appropriate number of Accumulation Units of a Sub-Account:

	      (1)     transfer from a Sub-Account;

	      (2)     full or partial surrender of the Variable Account Value;

	      (3)     payment of a Death Benefit;

	      (4)     application of the Variable Account Value  to a Settlement
		      Option;

	      (5)     deduction of the Contract Maintenance Fee; or

	      (6)     deduction of any Transfer Fee.

	      Accumulation Units will be canceled as of the end of the Valuation Period during which the Company receives a Written Request regarding the event giving rise to such cancellation, or an applicable Commencement Date, or the end of the Valuation Period on which the Contract Maintenance Fee or Transfer Fee is due, as the case may be.


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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      The Variable Account Value for  a Contract at any time is equal to
	      the sum of the number of Accumulation Units for each Sub-Account attributable to that Contract multiplied by the Accumulation Unit value ("Accumulation Unit Value") for each Sub-Account at the end of the preceding Valuation Period.

     Accumulation Unit Value

	      The initial Accumulation Unit Value for each Sub-Account, with the exception of the Money Market Sub-Account, was set at $10.
	      The initial Accumulation Unit Value for the Money Market Sub-Account was set at $1.00. Thereafter, the Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor, as described below.

     Net Investment Factor

	      The Net Investment Factor is a factor applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit for each Sub-Account may increase or decrease. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (1) by
	      (2) and subtracting (3) from the result, where:

	      (1)  is equal to:

		      a. the Net Asset Value per share of the Fund held in the Sub-Account, determined at the end of the applicable Valuation Period; plus

		      b. the per share amount of any dividend or net capital gain distributions made by the Fund held in the Sub-Account, if the "ex-dividend" date occurs during the applicable Valuation Period; plus or minus

		      c. a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account;

	      (2) is the Net Asset Value per share of the Fund held in the Sub-Account, determined at the end of the immediately preceding Valuation Period; and


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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      (3)   is the factor  representing the Mortality  and Expense  Risk
	      Charge and the Administration Charge deducted from the Sub-Account for the number of days in the applicable Valuation Period.


				      TRANSFERS

	      Prior to the applicable Commencement Date, the Owner may transfer amounts in a Sub-Account to a different Sub-Account and/or one or more of the Fixed Account options. The minimum transfer amount is $500. If the Sub-Account balance is less than $1,000 at the time of the transfer, the entire amount of the Sub-Account balance must be transferred. The Owner may also transfer amounts from any Fixed Account option to any other Fixed Account option and/or one or more of the Sub-Accounts. If a transfer is being made from a Fixed Account option pursuant to the "Renewal of Fixed Account Options" provision of the "THE FIXED ACCOUNT" section of this Prospectus, then the entire amount of that Fixed Account option subject to renewal at that time may be transferred to any one or more of the Sub-Accounts. In any other case,
	      transfers from any Fixed Account option are subject to a cumulative limit during each Contract Year of 20% of the Fixed Account option's value as of the most recent Contract anniversary. Fixed Account transfers are not permitted during the first Contract Year. The minimum transfer amount from any Fixed Account option is $500. The Company may from time to time change the amount available for transfer from the Fixed Accumulation Account. Amounts previously transferred from Fixed Account options to the Sub-Accounts may not be transferred back to the Fixed Account options for a period of six months from the date of transfer.

	      The Company charges a Transfer Fee of $25 for each transfer in excess of twelve during the same Contract Year.

     Telephone Transfers

	      An Owner may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at (800) 789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.


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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      The  Company will  not  be  liable for  complying  with  telephone
	      instructions which the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The Owner or person controlling payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

     Dollar Cost Averaging

	      Prior to the applicable Commencement Date, the Owner may establish automatic transfers from the Money Market Sub-Account to any other Sub-Account(s), on a monthly or quarterly basis, by submitting to the Administrative Office a Dollar Cost Averaging Authorization Form. No Dollar Cost Averaging transfers may be made to any of the Fixed Account options. The Dollar Cost Averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

	      In order to be eligible for Dollar Cost Averaging, the value of the Money Market Sub-Account must be at least $10,000, and the minimum amount that may be transferred is $500.

	      Dollar Cost Averaging will automatically terminate if any Dollar Cost Averaging transfer would cause the balance of the Money Market Sub-Account to fall below $500. At that time, the Company will then transfer the balance of the Money Market Sub-Account to the other Sub-Account(s) in the same percentage distribution as directed in the Dollar Cost Averaging Authorization Form.

	      Dollar Cost Averaging transfers will not count toward the twelve transfers permitted under the Contract without a Transfer Fee charge.

	      Before electing Dollar Cost Averaging, an Owner should consider the risks involved in switching between investments available
	      under the Contract. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits nor prevent losses in a declining market. An
	      Owner should consider his or her financial ability to continue Dollar Cost Averaging transfers through periods of changing price levels.


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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      The Owner  may terminate  Dollar Cost  Averaging services  at  any
	      time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are currently in place. Currently, the Company does not charge a fee for Dollar Cost Averaging services. However, the Company reserves the right to impose an annual fee not to exceed $25 for participation in the Dollar Cost Averaging program.

     Portfolio Rebalancing

	      In connection with the allocation of Purchase Payments to the Sub-Accounts, and/or the Fixed Accumulation Account, the Owner may elect to have the Company perform Portfolio Rebalancing services. The election of Portfolio Rebalancing instructs the
	      Company to automatically transfer amounts between the Sub-Accounts and the Fixed Accumulation Account to maintain the percentage allocations selected by the Owner.

	      Prior to the applicable Commencement Date, the Owner may elect Portfolio Rebalancing, by submitting to the Administrative Office a Portfolio Rebalancing Authorization Form. In order to be eligible for the Portfolio Rebalancing program, the Owner must have a minimum Account Value of $10,000. Portfolio Rebalancing transfers will take place on the last Valuation Date of each calendar quarter.

	      Portfolio Rebalancing transfers will not count toward the twelve transfers permitted under the Contract without a Transfer Fee charge.

	      The Owner may terminate Portfolio Rebalancing services at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place.
	      Currently, the Company does not charge a fee for Portfolio Rebalancing services. However, the Company reserves the right to impose an annual fee not to exceed $25 for participation in the Portfolio Rebalancing program.

     Interest Sweep

	      Prior to the applicable Commencement Date, the Owner may elect automatic transfers of the income from each Fixed Account option to the Sub-Account(s), by submitting to the Administrative Office an Interest Sweep Authorization Form. Interest Sweep transfers will take place on the last Valuation Date of each calendar quarter.

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      In order to be eligible for the  Interest Sweep program, the value
	      of each Fixed Account option selected must be at least $5,000. The maximum amount that may be transferred from each Fixed Account option selected is 20% of such Fixed Account option's value per year. Any amounts transferred under the Interest Sweep program reduce the 20% maximum otherwise allowed.

	      Interest  Sweep  transfers  will   not  count  toward  the  twelve
	      transfers permitted under the Contract without a Transfer Fee charge.

	      The Owner may terminate the Interest Sweep program, at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. The Company reserves the right to impose an annual fee not to exceed $25 for participation in the Interest Sweep program.

     Changes By the Company

	      The Company reserves the right, in the Company's sole discretion and at any time, to terminate, suspend or modify any aspect of the transfer privileges described above without prior notice to Owners, as permitted by applicable law.


				     SURRENDERS

     Surrender Value

	      The Owner may surrender a Contract in full for the Surrender Value, or, partial surrenders may be made for a lesser amount, by Written Request at any time prior to the Annuity Commencement Date. The amount of any partial surrender must be at least $500. A partial surrender cannot reduce the Surrender Value to less than $500. Surrenders will be deemed to be withdrawn first from the portion of the Account Value that represents accumulated earnings and then from Purchase Payments. For purposes of the Contract, Purchase Payments are deemed to be withdrawn on a "first-in, first-out" basis.

	      The amount available for surrender will be the Surrender Value at the end of the Valuation Period in which the Written Request is received.

	      The Surrender Value at any time is an amount equal to:


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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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		      (1)      the Account Value as of the end of the applicable
			       Valuation Period; less
		      (2)      any applicable CDSC; less
		      (3)      any outstanding loans; and less
		      (4)      any  applicable  premium tax  or other  taxes not
			       previously deducted.

	      On full surrender, a full Contract Maintenance Fee will also be deducted as part of the calculation of the Surrender Value.

	      A full or partial surrender may be subject  to a CDSC as set forth
	      in  this  prospectus.    (See  "Contingent Deferred  Sales  Charge
	      ("CDSC")," page 31.)

	      Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or a reduction of the Fixed Account Value. In the case of a full surrender, the Contract will be terminated.

	      Surrenders may be subject to a 10% premature distribution penalty tax if made before the Owner reaches age 59 1/2, and may further be subject to federal, state or local income tax, as well as significant tax law restrictions in the case of Qualified Contracts. (See "FEDERAL TAX MATTERS," page 40.)

     Suspension or Delay in Payment of Surrender Value

	      The Company has the right to suspend or delay the date of payment of a partial or full surrender of the Variable Account Value for any period:

	      (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted;

	      (2) when an emergency exists (as determined by the Securities and Exchange Commission) as a result of which (a) the disposal of securities in the Separate Account is not reasonably practicable or (b) it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or

	      (3) when the Securities and Exchange Commission so permits for the protection of security holders.




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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      The Company  further reserves the  right to delay  payment of  any
	      partial or full surrender of the Fixed Account Value for up to six months after the receipt of a Written Request.

	      A surrender request will be effective when all appropriate surrender request forms are received. Payments of any amounts
	      derived from a Purchase Payment paid by check may be delayed until the check has cleared.

	      SINCE THE OWNER ASSUMES THE INVESTMENT RISK AND BECAUSE CERTAIN SURRENDERS ARE SUBJECT TO A CDSC, THE TOTAL AMOUNT PAID UPON
	      SURRENDER OF THE CONTRACT (TAKING INTO ACCOUNT ANY PRIOR SURRENDERS) MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS.

	      When Contracts offered by this Prospectus are issued in connection with retirement plans which meet the requirements of Sections 401, 403, 408 or 457 of the Code, as applicable, reference should be made to the terms of the particular plans for any additional limitations or restrictions on surrenders.

     Free Withdrawal Privilege

	      Subject to the provisions of the Contract, the Company will waive the CDSC, to the extent applicable, on full or partial surrenders as follows:
		      (1) during the first Contract Year, on an amount equal to not more than 10% of all Purchase Payments received; and
		      (2) during the second and succeeding Contract Years, on an amount equal to not more than 10% of the Account Value as of the last Contract Anniversary.

	      If the Free Withdrawal Privilege is not exercised during a Contract Year, it does not carry over to the next Contract Year.

     Systematic Withdrawal

	      Prior to the applicable Commencement Date, the Owner, by Written Request to the Administrative Office, may elect to automatically withdraw money from the Fixed Account and/or the Sub-Accounts. To be eligible for the Systematic Withdrawal program, the Account Value must be at least $10,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount


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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      withdrawn exceeds the Free  Withdrawal Privilege (See "CHARGES AND
	      DEDUCTIONS," page 31.) The Owner may begin or discontinue systematic withdrawals at any time by Written Request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals or to impose an annual fee not to exceed $25 for participation in the Systematic Withdrawal program.

	      Systematic  withdrawals  may  have  tax  consequences  or  may  be
	      limited  by  tax law  restrictions.   (See "FEDERAL  TAX MATTERS,"
	      page 40.)


				    CONTRACT LOANS

	      If permitted under the Contract, an Owner may obtain a loan using his or her interest under such Contract as the only security for the loan. Loans are subject to provisions of the Code. A tax adviser should be consulted prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

	      The amount of any loan will be deducted from any Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of the investment options will only apply to the unborrowed portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.


				    DEATH BENEFIT

     When A Death Benefit Will Be Paid

	      A Death Benefit will be paid under the Contract if:

	      (1) the Owner or the joint owner, if any, dies before the Annuity Commencement Date and before the Contract is fully surrendered;

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      (2)     the Death Benefit Valuation Date has occurred; and

	      (3)     a spouse does not become the Successor Owner.

	      If a Death Benefit becomes payable:

	      (1) it will be in lieu of all other benefits under the Contract; and

	      (2) all other rights under the Contract will be terminated except for rights related to the Death Benefit.

	      Only one Death Benefit will be paid under the Contract.

     Death Benefit Values

	      If the Owner dies before attaining age 75 and before the Annuity Commencement Date, the Death Benefit is an amount equal to the greatest of:

	      (1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans;

	      (2) the total Purchase Payment(s), less any applicable premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans; or

	      (3) the largest Death Benefit amount on any Contract Anniversary prior to death that is an exact multiple of five and occurs prior to the Death Benefit Valuation Date, less any applicable premium tax or other taxes not previously deducted, less any partial surrenders after such Death Benefit was determined, and less any outstanding loans.

	      If the Owner dies after attaining Age 75 and before the Annuity Commencement Date, the Death Benefit is an amount equal to the greatest of:

	      (1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans;

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      (2)     the  total   Purchase  Payment(s),  less  any   applicable
		      premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans;
		      or

	      (3) the largest Death Benefit amount on any Contract Anniversary prior to death that is both an exact multiple of five and occurs prior to the date on which the Owner attained Age 75, less any applicable premium tax or other taxes not previously deducted, less any partial surrenders after such Death Benefit was determined, and less any outstanding loans.

	      In any event, if the Contract is issued after any Owner has attained age 75, and any Owner dies before the Annuity Commencement Date, the amount of the Death Benefit will be the greater of:

	      (1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans; or

	      (2)     the  total  Purchase  Payment(s),   less  any   applicable
		      premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans.

     Death Benefit Commencement Date

	      The Beneficiary may designate the Death Benefit Commencement Date by Written Request within one year of the Owner's death. If no designation is made, then the Death Benefit Commencement Date will be one year after the Owner's death.

     Form of Death Benefit

	      Death Benefit payments will be Fixed Dollar Benefit payments made monthly in accordance with the terms of Option A with a period certain of 48 months under the "SETTLEMENT OPTIONS" section of this prospectus. (See page 34.)

	      In lieu of that, the Owner may elect at any time before his or her death to have Death Benefit payments made in one lump sum or pursuant to any available settlement option under the "SETTLEMENT OPTIONS" section of this prospectus. If the Owner does not make any such election, the Beneficiary may make that election at any

     __________________________________________________________________________

				       Page 43
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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      time after the Owner's death and before the Death Benefit Commencement Date.

     Beneficiary

	      Non-Qualified Contracts may be jointly owned by two people. If there is a joint owner and that joint owner survives the Owner, the joint owner is the Beneficiary, regardless of any designation made by the Owner. If there is no surviving joint owner, and in the case of Qualified Contracts, the Beneficiary is the person or persons so designated in the application, if any, or under the Change of Beneficiary provision of the Contract. If the Owner has not designated a Beneficiary, or if no Beneficiary designated by the Owner survives the Owner, then the Beneficiary will be the Owner's estate.


     CHARGES AND DEDUCTIONS

	      There are two types of charges and deductions. First, there are charges assessed under the Contract. These charges include the CDSC, the Administration Charge, the Mortality and Expense Risk Charge, Premium Taxes and Transfer Fees. All of these charges are described below and some may not be applicable to every Contract. Second, there are Fund expenses for fund management fees and administration expenses. These fees are described in the prospectus and statement of additional information for each Fund.

     Contingent Deferred Sales Charge ("CDSC")

	      No deduction for front-end sales charges is made from Purchase Payments. However, the Company may deduct a CDSC of up to 7% of Purchase Payments on certain surrenders to partially cover certain expenses incurred by the Company relating to the sale of the Contract, including commissions paid, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

	      The CDSC applies to and is calculated separately for each Purchase Payment. The CDSC percentage varies according to the number of full years elapsed between the date of receipt of a Purchase Payment and the date a Written Request for surrender is made. The amount of the CDSC is determined by multiplying the amount withdrawn subject to the CDSC by the CDSC percentage in accordance with the following table. Surrenders will be applied first to accumulated earnings (which may be surrendered without

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      charge) and  then to Purchase  Payments on  a first-in,  first-out
	      basis.



	    Number of Full Years Elapsed Between Date of Receipt of                   Contingent Deferred Sales Charge
	    Purchase Payment and Date Written Request for Surrender                as a Percentage of Associated Purchase
				   Received                                                 Payment Surrendered
				       0                                                             7%
				       1                                                             6%
				       2                                                             5%
				       3                                                             4%
				       4                                                             3%
				       5                                                             2%
				       6                                                             1%
				   7 or more                                                         0%




	      In no event shall the CDSC assessed against the Contract exceed 7% of the aggregate Purchase Payment(s).

	      Any Purchase Payments that have been held by the Company for at least seven years may be surrendered free of any CDSC. The CDSC
	      will not be imposed on amounts surrendered under the Free Withdrawal Privilege. (See "Free Withdrawal Privilege," page 28.)

	      No CDSC is assessed upon payment of the Death Benefit.

	      The CDSC will be waived upon surrender if: (i) all or part of the Account Value is applied to the purchase of an annuity from the Company for life or for a noncommutable period of five years or more; or (ii) the Contract is modified by the Long-Term Care Waiver Rider and the Owner is confined in a licensed Hospital or Long-Term Care Facility, as those terms are defined in the Rider, for at least 90 days beginning on or after the first Contract Anniversary. This Rider may not be available in all jurisdictions.



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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      The CDSC  may be  reduced  or waived  in connection  with  certain
	      Contracts where the Company incurs reduced sales and servicing expenses, such as Contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates.

	      For Qualified Contracts only, the CDSC will be waived if the Owner has been determined by the Social Security Administration to be "disabled" as that term is defined in the Social Security Act of 1935, as amended.

	      In addition, for Contracts qualified under Section 403(b) of the Code, the CDSC will be waived if (i) the Owner incurs a separation from service, has attained age 55 and has held the Contract for at least seven years; or (ii) the Owner has held the Contract for fifteen years or more.

	      The Company reserves the right to terminate, suspend or modify waivers of the CDSC, without prior notice to Owners, as permitted by applicable law.

     Maintenance and Administrative Charges

	      On each Contract Anniversary, the Company deducts an annual Contract Maintenance Fee as partial compensation for expenses relating to the issue and maintenance of the Contract, and the Separate Account. The annual Contract Maintenance Fee is $25.
	      The Company reserves the right to increase the Contract Maintenance Fee and guarantees that the Contract Maintenance Fee will not exceed $40. Any increase in the Contract Maintenance Fee will apply only to deductions after the effective date of the change. If the Contract is surrendered in full on any day other than on the Contract Anniversary, the Contract Maintenance Fee will be deducted in full at the time of such surrender. If a Variable Annuity Benefit is elected, a portion of the $25 Annual Fee will be deducted from each Benefit Payment.

	      The Company will waive the Contract Maintenance Fee if the Account Value is equal to or greater than $30,000 on the date of the assessment of the Charge. The Contract Maintenance Fee may also be waived in connection with certain Contracts where the Company incurs reduced Contract issuance and maintenance expenses, such as Contracts offered to active employees of the Company or any of its subsidiaries, and/or affiliates.

	      Currently,  the  Company  imposes  no   Administration  Charge  to
	      reimburse   the   Company   for   those  administrative   expenses

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      attributable to the Contract and the Separate Account which exceed the revenues received from the Contract Maintenance Fee and any Transfer Fee. However, the Company reserves the right to impose an Administration Charge to be deducted at the end of each Valuation Period (both before and after the Annuity Commencement
	      Date) from the Net Asset Value of each Sub-Account of the Separate Account at an effective annual rate guaranteed not to exceed 0.20%. There will be no Administration Charge imposed unless administrative expenses exceed revenues received from the Contract Maintenance Fee and any Transfer Fees.

	      The Company will provide 30 days written notice in advance of any change in fees. However, the Company reserves the right to terminate, suspend or modify waivers of the Contract Maintenance Fee, without prior notice to Owners, as permitted by applicable law.

	      The Company has not imposed an Administration Charge and has set the Contract Maintenance Fee at a level such that the Company will recover no more than the anticipated and estimated costs associated with administering the Contract and Separate Account. The Company does not expect to make a profit from the administrative charges of a particular Contract. The Company does not expect to make a profit from the Contract Maintenance Fee.

     Mortality and Expense Risk Charge

	      The Company imposes a Mortality and Expense Risk Charge as compensation for bearing certain mortality and expense risks under the Contract. For assuming these risks, the Company makes a daily charge equal to .003403% corresponding to an effective annual rate of 1.25% of the daily Net Asset Value of each Sub-Account in the Separate Account. The Company estimates that the mortality risk component of this charge is 0.75% of the daily Net Asset Value of each Sub-Account and the expense risk component is 0.50%. In connection with certain Contracts where the Company incurs reduced sales and servicing expenses, such as Contracts offered to active employees of the Company or any of
	      its subsidiaries and/or affiliates, the Company may offer a Contract with a Mortality and Expense Risk Charge equal to an effective annual rate of 0.95%. This is equal to a daily charge of 0.002590%. The Company estimates that for these Contracts, the mortality risk component of this charge is 0.75% of the daily Net Asset Value of each Sub-Account and the expense risk
	      component  is 0.20%.   The  Mortality and  Expense Risk  Charge is

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      imposed before the Annuity Commencement Date and after the Annuity Commencement Date if a Variable Annuity Benefit is selected. The Company guarantees that the Mortality and Expense Risk Charge will never increase for a Contract. The Mortality and Expense Risk Charge is reflected in the Accumulation Unit values for each Sub-Account.

	      The mortality risks assumed by the Company arise from its contractual obligations to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contract) and to pay Death Benefits prior to the Annuity Commencement Date.

	      The Company also bears substantial risk in connection with the Death Benefit before the Annuity Commencement Date, since in certain circumstances the Company may be obligated to pay a larger Death Benefit amount than the then-existing Account Value of the Contract.

	      The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the Contract Maintenance Fees and Transfer Fees.

	      If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on the Company. Conversely, if this charge is more than sufficient, any excess will be profit to the Company. Currently, the Company expects a profit from this charge.

	      The Company recognizes that the CDSC may not generate sufficient funds to pay the cost of distributing the Contracts. To the extent that the CDSC is insufficient to cover the actual cost of Contract distribution, the deficiency will be met from the Company's general corporate assets which may include amounts, if any, derived from the Mortality and Expense Risk Charge.

     Premium Taxes

	      Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time Purchase Payments

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      are made to the Contract, but no earlier than when the Company has a tax liability under state law.

     Transfer Fee

	      The Company  currently imposes  a  $25 fee  for each  transfer  in
	      excess of  twelve in a  single Contract  Year.   The Company  will
	      deduct the charge from the amount transferred.

     Fund Expenses

	      The value of the assets in the Separate Account reflects the value of Fund shares and therefore the fees and expenses paid by each Fund. The annual expenses of each Fund are set out in the "Summary of Expenses" tables at the front of this Prospectus. A complete description of the fees, expenses, and deductions from the Funds are found in the respective prospectuses for the Funds. (See "THE FUNDS," page 16.)


				  SETTLEMENT OPTIONS

     Annuity Commencement Date

	      The Annuity Commencement Date is shown on the Contract Specifications page. The Owner may change the Annuity Commencement Date by Written Request made at least 30 days prior to the date that Annuity Benefit payments are scheduled to begin. In no event can the Annuity Commencement Date be later than the Contract Anniversary following the 85th birthday of the eldest Owner, or 5 years after the Contract Effective Date, whichever is later.

     Election of Settlement Option

	      If the Owner is alive on the Annuity Commencement Date and unless otherwise directed, the Company will apply the Account Value, less premium taxes, if any, according to the Settlement Option elected.

	      If no election has been made on the Annuity Commencement Date, the Company will begin payments based on Settlement Option B (Life Annuity with Payments for at Least a Fixed Period), described below, with a fixed period of 120 monthly payments assured.


     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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     Benefit Payments

	      Benefit Payments may be calculated and paid: (1) as a Fixed Dollar Benefit; (2) as a Variable Dollar Benefit; or (3) as a combination of both.

	      If only a Fixed Dollar Benefit is to be paid, the Company will transfer all of the Account Value to the Company's general account on the applicable Commencement Date, or on the Death Benefit Valuation Date (if applicable). Similarly, if only a Variable Dollar Benefit is elected, the Company will transfer all of the Account Value to the Sub-Accounts as of the end of the Valuation Period immediately prior to the applicable Commencement Date; the Company will allocate the amount transferred among the Sub-Accounts in accordance with a Written Request. No transfers between the Fixed Dollar Benefit and the Variable Dollar Benefit will be allowed after the Commencement Date. However, after the Variable Dollar Benefit has been paid for at least twelve months, the person controlling payments may, no more than once each twelve months thereafter, transfer all or part of the Benefit Units upon which the Variable Dollar Benefit is based from the Sub-Account(s) then held, to Benefit Units in different Sub-- Account(s).

	      If a Variable Dollar Benefit is elected, the amount to be applied under that benefit is the Variable Account Value as of the end of the Valuation Period immediately preceding the applicable Commencement Date. If a Fixed Dollar Benefit is to be paid, the amount to be applied under that benefit is the Fixed Account Value as of the applicable Commencement Date, or as of the Death Benefit Valuation Date (if applicable).

     Fixed Dollar Benefit

	      Fixed Dollar Benefit payments are determined by multiplying the Fixed Account Value (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium tax not previously deducted) by the amount of the monthly payment per $1,000 of value obtained from the Settlement Option Table for the settlement option elected. Fixed Dollar Benefit payments will remain level for the duration of the payment period.

	      If at the time a Fixed Dollar Benefit is elected, the Company has available options or rates on a more favorable basis than those guaranteed, the higher benefits shall be applied and shall not change for as long as that election remains in force.

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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     Variable Dollar Benefit

	      The first monthly Variable Dollar Benefit payment is equal to the Owner's Variable Account Value (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium tax not previously deducted) as of the end of the Valuation Period immediately preceding the applicable Commencement Date multiplied by the amount of the monthly payment per $1,000 of value obtained from the Settlement Option Table for the Benefit Payment option elected less the pro-rata portion of the Contract Maintenance Fee.

	      The number of Benefit Units in each Sub-Account held by the Owner is determined by dividing the dollar amount of the first monthly Variable Dollar Benefit payment from each Sub-Account by the Benefit Unit Value for that Sub-Account as of the applicable Commencement Date. The number of Benefit Units remains fixed during the payment period, except as a result of any transfers among Sub-Accounts after the applicable Commencement Date.

	      The dollar amount of the second and any subsequent Variable Dollar Benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from month to month. The total amount of the second and any subsequent Variable Dollar Benefit payment will be equal to the sum of the payments from each Sub-Account less a pro-rata portion of the Contract Maintenance Fee. Where an Owner elects a Variable Dollar Benefit, there is a risk that only one Benefit Payment will be made under any settlement option, if: (i) at the end of the applicable Valuation Period, the Owner's Variable Account Value has declined to zero; or (ii) the person on whose life Benefit Payments are based dies prior to the second Benefit Payment.

	      The payment from each Sub-Account is found by multiplying the number of Benefit Units held in each Sub-Account by the Benefit Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment.

	      The Benefit Unit Value for each Sub-Account is originally established in the same manner as Accumulation Unit values.
	      Thereafter, the Benefit Unit Value for a Sub-Account is determined by multiplying the Benefit Unit Value as of the end of the preceding Valuation Period by the Net Investment Factor, determined as set forth above under "Accumulation Unit Value", for the Valuation Period just ended. The product is then multiplied by the assumed daily investment factor (0.99991781),

     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

	      for the number of days in the Valuation Period. The factor is based on the assumed net investment rate of 3% per year, compounded annually that is reflected in the Settlement Option Tables.

     Settlement Options

	      Option A:        Income for a Fixed Period

			       The Company will make periodic payments for a fixed period. The first payment will be paid as of the last day of the initial Payment Interval. The maximum time over which payments will be made by the Company or money will be held by the Company is 30 years. The Option A Table applies to this Option.

	      Option B:        Life Annuity  with Payments for at  Least a Fixed
			       Period

			       The Company will make periodic payments for at least a fixed period. If the person on whose life Benefit Payments are based lives longer than the fixed period, then the Company will make payments until his or her death. The first payment will be paid as of the first day of the initial Payment Interval. The Option B Table applies to this Option.

	      Option C:        Joint and One-Half Survivor Annuity

			       The Company will make periodic payments until the death of the primary person on whose life Benefit Payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life Benefit Payments are based. The Company will require Due Proof of Death of the primary person on whose life Benefit Payments are based. The first payment will be paid as of the first day of the initial Payment Interval. The Option C Table applies to this Option.





     __________________________________________________________________________

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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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	      Option D:        Any Other Form

			       The  Company will make  periodic payments  in any
			       other   form  of   settlement  option   which  is
			       acceptable to us at the time of an election.

     Minimum Amounts

	      Presently, the minimum amount of a Benefit Payment under any settlement option is $50. If an Owner selects a Payment Interval under which a Benefit Payment would be less than $50, the Company will advise the Owner that a new Payment Interval must be
	      selected so that the Benefit Payment will be at least $50. Generally, monthly, quarterly, semi-annual and annual Payment Intervals are available. From time to time, the Company may
	      require Benefit Payments to be made by direct deposit or wire transfer to the account of a designated payee.

	      Minimum amounts, Payment Intervals and other terms and conditions may be modified by the Company at any time without prior notice to Owners, as permitted by applicable law. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or Payment Intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed.

	      All factors, values, benefits and reserves under the Contract will not be less than those required by the law of the state in which the Contract is delivered.

     Settlement Option Tables

	      The Settlement Option Tables in Appendix A show the payments that the Company will make at sample Payment Intervals for each $1,000 applied at the guaranteed interest rate.

	      Rates for monthly payments for ages or fixed periods not shown in the Settlement Option Tables will be calculated on the same basis as those shown and may be obtained from the Company. Fixed periods shorter than five years are not available, except as a Death Benefit Settlement Option.




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				  GENERAL PROVISIONS

     Non-participating

	      The Contract does not pay dividends or share in the Company's divisible surplus.

     Misstatement

	      If the age and/or sex of a person on whose life Benefit Payments are based is misstated, the payments or other benefits under the Contract shall be adjusted to the amount which would have been payable based on the correct age and/or sex. If the Company made any underpayments based on any misstatement, the amount of any underpayment with interest shall be immediately paid in one sum. In addition to any other remedies that may be available at law or at equity, the Company may deduct any overpayments made, with interest, from any succeeding payment(s) due under the Contract.

     Proof of Existence and Age

	      The Company may require proof of age and/or sex of any person on whose life Benefit Payments are based.

     Discharge of Liability

	      Upon payment of any partial or full surrender, or any Benefit Payment, the Company shall be discharged from all liability to the extent of each such payment.

     Transfer of Ownership

	      Non-Qualified Contract

	      The Owner  of a Non-Qualified  Contract may  transfer ownership at
	      any  time during  his  or  her lifetime.    Any such  transfer  is
	      subject to the following:

		      1)       it must be made by Written Request; and

		      2) unless otherwise elected or required by law, it will not cancel a designation of an Annuitant or Beneficiary or any settlement option election previously made.



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	      Qualified Contract

	      The Owner of a Qualified Contract may not transfer ownership.

     Assignment

	      Non-Qualified Contract

	      The Owner of a Non-Qualified Contract may assign all or any part of his or her rights under the Contract except rights to:

		      (1)      designate or change a Beneficiary;
		      (2)      designate or change an Annuitant;
		      (3)      transfer ownership; and
		      (4)      elect a settlement option.

	      The person to whom an assignment is made is called an assignee.

	      The   Company  is  not  responsible   for  the  validity   of  any
	      assignment. An assignment must be in writing and must be received at the Administrative Office of the Company. The Company will not be bound by an assignment until the Company acknowledges it. An assignment is subject to any payment made or any action the Company takes before the Company acknowledges it. An assignment may be ended only by the assignee or as provided by law.

	      Qualified Contract

	      The Owner of a Qualified Contract may not assign or in any way alienate his or her interest under the Contract.

     Annual Report

	      At least once each Contract Year, the Company will provide a report of the Contract's current values and any other information required by law, until the first to occur of the following:

		      1)       the date the Contract is fully surrendered;
		      2)       the Annuity Commencement Date; or
		      3) the date a Death Benefit becomes payable under the Contract.





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     Incontestability

	      No Contract shall be contestable by the Company.

     Entire Contract

	      The Company issues the Contract in consideration and acceptance of the payment of the initial Purchase Payment. In those states that require a written application, a copy of the application will be attached to and become part of the Contract. Only statements in the application, if any, or made elsewhere by the Owner in consideration for the Contract will be used to void the Owner's interest under the Contract, or to defend a claim based on it. Such statements are representations and not warranties.

     Changes -- Waivers

	      No changes or waivers of the terms of the Contract are valid unless made in writing by the Company's President, Vice President, or Secretary. The Company reserves the right both to administer and to change the provisions of the Contract to conform to any applicable laws, regulations or rulings issued by a governmental agency.

     Notices and Directions

	      The Company will not be bound by any authorization, election or notice which is not made by Written Request.

	      Any written notice requirement by the Company to the Owner will be satisfied by the mailing of any such required written notice, by first-class mail, to the Owner's last known address as shown on the Company's records.


				 FEDERAL TAX MATTERS

     Introduction

	      The following discussion is a general description of federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about tax implications should consult a competent tax advisor before initiating any

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	      transaction.    This  discussion   is  based  upon  the  Company's
	      understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

	      The Contract may be purchased on a tax-qualified or non-tax-qualified basis. Qualified Contracts are designed for use in connection with plans entitled to special income tax treatment under Section 401, 403, or 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on Benefit Payments, and on the economic benefit to the Owner or the Beneficiary may depend on the type of Contract and the tax status of the individual concerned. Certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from such a Contract in order to continue to receive favorable tax treatment. The Company makes no attempt to provide more than general information about use of Contracts with the various types of tax-qualified arrangements. Owners and Beneficiaries are cautioned that the rights of any person to any benefits may be subject to the terms and conditions of the tax-qualified arrangement, regardless of the terms and conditions of the Contract. Some tax-qualified arrangements are subject to distribution and other requirements that are not incorporated in the administration of the Contract. Owners are responsible for determining that contributions, distributions and other transactions with respect to Qualified Contracts satisfy applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

     Taxation of Annuities In General

	      Section 72 of the Code governs taxation of annuities in general. The Company believes that the Owner who is a natural person generally is not taxed on increases in the value of an Account until distribution occurs by withdrawing all or part of the Account Value (e.g., surrenders or annuity payments under the Settlement Option elected.) The taxable portion of a


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	      distribution (in the form of  a single sum payment or  an annuity)
	      is generally taxable as ordinary income.

	      The following discussion generally applies to a Contract owned by a natural person.

     Surrenders

	      Qualified Contracts

		      In the  case of a  surrender under  a Contract,  including
		      withdrawals under  the  Systematic  Withdrawal  Option,  a
		      pro-rata portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the annuity. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. Special tax rules may be available for certain distributions from a Qualified Contract.

	      Non-Qualified Contracts

		      In the case of a surrender under a Non-Qualified Contract, the amount recovered is taxable to the extent that the Account Value immediately before the surrender, reduced by any applicable charges, exceeds the "investment in the contract" at such time.

     Annuity Benefit Payments

	      Although the tax consequences may vary depending on the Settlement Option elected under the Contract, in general, only the portion of a Benefit Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is
	      recovered, the full amount of any additional Benefit Payments is taxable. For Variable Dollar Benefit Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments.
	      However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Dollar Benefit Payments, in general there is no tax on the portion of each payment which

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     _________________________________________________________________________

	      represents the same ratio that the "investment in the contract" bears to the total expected value of the Benefit Payments for the term of the payments; however, the remainder of each Benefit Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Benefit Payments is taxable. If Benefit Payments cease as a result of an Owner's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

     Penalty Tax

	      In general, a 10% premature distribution penalty tax applies to the taxable portion of a distribution from a Contract prior to
	      age 59 1/2. Exceptions to this penalty tax are available to distributions made on account of disability, death, and certain payments for life and life expectancy. Certain other exceptions may apply depending on the tax-qualification of the Contract involved.

     Taxation of Death Benefit Proceeds

	      Amounts may be distributed under a Contract because of the death of an Owner. Generally such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under a Settlement Option, they are taxed in the same manner as Benefit Payments, as described above.

     Transfers, Assignments, or Exchanges of the Contract

	      A transfer of ownership or an assignment of a Contract, the designation of a Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein.

     Qualified Contracts - General

	      The Qualified Contract is designed for use with several types of retirement plans. The tax rules applicable to Owner and Beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan.




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     Texas Optional Retirement Program

	      Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program ("ORP') to withdraw their interests in a variable annuity policy issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before all or part of the Account Value can be withdrawn.

     Individual Retirement Annuities

	      Code sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.

     Tax-Sheltered Annuities

	      Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such
	      contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract.

     Corporate Pension and Profit Sharing Plans and H.R. 10 Plans

	      Code section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans.






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     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

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     Certain Deferred Compensation Plans

	      Under  Section 457  of  the Code,  governmental and  certain other
	      tax-exempt employers may invest in annuity contracts in connection with deferred compensation plans established for the benefit of their employees. Other employers may invest in annuity contracts in connection with non-qualified deferred compensation plans established for the benefit of their employees. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan.

     Withholding

	      Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Federal withholding at a flat 20% of the taxable part of the distribution is required if the distribution is eligible for rollover and the distribution is not paid as a direct rollover. In other cases, recipients generally are provided the opportunity to elect not to have tax withheld from distributions.

     Possible Changes in Taxation

	      There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

     Other Tax Consequences

	      As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


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     General

	      At the time the initial Purchase Payment is paid, a prospective purchaser must specify whether the purchase is a Qualified Contract or a Non-Qualified Contract. If the initial Purchase Payment is derived from an exchange or surrender of another annuity contract, the Company may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. The Company will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract will require the minimum initial Purchase Payment stated above. Additional Purchase Payments under a Contract must qualify for the same federal income tax treatment as the initial Purchase Payment under the Contract; the Company will not accept an additional Purchase Payment under a Contract if the federal income tax treatment of such Purchase Payment would be different from that of the initial Purchase Payment.


			     DISTRIBUTION OF THE CONTRACT

	      AAG Securities, Inc. ("AAG Securities"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. AAG Securities may also serve as an underwriter and distributor of other contracts issued through the Separate Account and certain other Separate Accounts of the Company and any affiliates of the Company. AAG Securities is a wholly-owned subsidiary of American Annuity Group(SERVICEMARK), Inc., a publicly traded company which is an indirect subsidiary of American Financial Group, Inc. AAG Securities is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAG Securities for acting as underwriter under a distribution agreement.

	      AAG  Securities   will  sell  Contracts   through  its  registered
	      representatives. In addition, AAG Securities may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the Contracts may be solicited by registered representatives of the broker-dealers appointed by the Company to sell its variable life

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	      insurance  and  variable  annuities.    These  broker-dealers  are
	      registered with the Securities and Exchange Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable annuities.

	      AAG Securities may pay commissions of up to 8% of the Purchase Payments made under the Contracts. In addition, certain production, persistency and managerial bonuses may be paid. From time to time the Company may pay or permit other promotional incentives, in cash or credit or other compensation.


				  LEGAL PROCEEDINGS

	      There are no pending legal proceedings affecting the Separate Account or AAG Securities. The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account.


				    VOTING RIGHTS

	      To the extent required by applicable law, all Fund shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if the Company determines that it is allowed to vote all shares in its own right, the Company may elect to do so.

	      The person with the voting interest is the Owner, or the person controlling payments, if different from the Owner. The number of votes which are available will be calculated separately for each Sub-Account. Before the Annuity Commencement Date, that number will be determined by applying the Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. The Owner, or the person controlling payments, if different from the Owner, holds a voting interest in each Sub-Account to which the Account Value is allocated. After the Annuity Commencement Date, the number of votes decreases as Annuity Payments are made and as the number of Accumulation Units for a Contract decreases.

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	      The  number of votes of a  Fund will be determined  as of the date
	      coincident with the date established by that Fund for shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Funds.

	      Shares as to which no timely instructions are received and shares held by the Company as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Sub-Account. Voting instructions to abstain on any item will be applied on a pro-rata basis to reduce the votes eligible to be cast.

	      Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Fund.

	      It should be noted that the Funds are not required to hold annual or other regular meetings of shareholders.


				AVAILABLE INFORMATION

	      The Company has filed a registration statement (the Registration Statement) with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the
	      Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company or the Contracts. Statements contained in this Prospectus, as to the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.






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			 STATEMENT OF ADDITIONAL INFORMATION

	      A Statement of Additional Information is available which contains more details concerning the subjects discussed in this
	      Prospectus.   The following  is  the Table  of Contents  for  that
	      Statement:


				  TABLE OF CONTENTS

     __________________________________________________________________________

									    Page

     ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)  . . . . . . . .     2
	      General Information and History  . . . . . . . . . . . . . .     2
	      State Regulation . . . . . . . . . . . . . . . . . . . . . .     2

     SERVICES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2
	      Safekeeping of Separate Account Assets . . . . . . . . . . .     3
	      Records and Reports  . . . . . . . . . . . . . . . . . . . .     3
	      Experts  . . . . . . . . . . . . . . . . . . . . . . . . . .     3

     DISTRIBUTION OF THE CONTRACTS . . . . . . . . . . . . . . . . . . . .     3

     CALCULATION OF PERFORMANCE INFORMATION  . . . . . . . . . . . . . . .     3
	      Money Market Sub-Account Standardized Yield Calculation  . .     3
	      Other Sub-Account Standardized Yield Calculation . . . . . .     4
	      Standardized Total Return Calculation  . . . . . . . . . . .     5
	      Hypothetical Performance Data  . . . . . . . . . . . . . . .     5
	      Other Performance Data . . . . . . . . . . . . . . . . . . .     6

     FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . .     7
	      Taxation of the Company  . . . . . . . . . . . . . . . . . .     8
	      Tax Status of the Contract . . . . . . . . . . . . . . . . .     8

     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . .   9










     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

	      Copies of the Statement of Additional Information dated August 16, 1996 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company(REGISTERED), P.O. Box 5423, Cincinnati, Ohio 45201-5423.


     Name:_____________________________________________________________________

     Address:__________________________________________________________________

     City:_____________________________________________________________________

     State:____________________________________________________________________

     Zip:______________________________________________________________________




























     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

				     APPENDIX A

     Qualified Contracts
		     OPTION A TABLE -- INCOME FOR A FIXED PERIOD
	     Payments for fixed number of years for each $1,000 applied.

      Terms of   Annual   Semi-   Quarterly  Monthly  Terms of   Annual   Semi-   Quarterly  Monthly
      Payments            Annual                      Payments            Annual


	Years                                           Years

	  6      184.60   91.62     45.64     15.18      11      108.08   53.64     26.72     8.88

	  7      160.51   79.66     39.68     13.20      12      100.46   49.86     24.84     8.26

	  8      142.46   70.70     35.22     11.71      13      94.03    46.67     23.25     7.73

	  9      128.43   63.74     31.75     10.56      14      88.53    43.94     21.89     7.28

	 10      117.23   58.18     28.98      9.64      15      83.77    41.57     20.71     6.89




      Terms of   Annual   Semi-   Quarterly  Monthly
      Payments            Annual

	Years

	 16      79.61    39.51     19.68     6.54

	 17      75.95    37.70     18.78     6.24

	 18      72.71    36.09     17.98     5.98

	 19      69.81    34.65     17.26     5.74

	 20      67.22    33.36     16.62     5.53



     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________


			   OPTION B TABLES - LIFE ANNUITY

		      With Payments For At Least A Fixed Period





		  60 Months     120 Months    180 Months    240 Months
	 Age
	  55           $4.42         $4.39         $4.32          $4.22
	  56            4.51          4.47          4.40           4.29
	  57            4.61          4.56          4.48           4.35
	  58            4.71          4.65          4.56           4.42
	  59            4.81          4.75          4.64           4.49
	  60            4.92          4.86          4.73           4.55
	  61            5.04          4.97          4.83           4.62
	  62            5.17          5.08          4.92           4.69
	  63            5.31          5.20          5.02           4.76
	  64            5.45          5.33          5.12           4.83
	  65            5.61          5.46          5.22           4.89
	  66            5.77          5.60          5.33           4.96
	  67            5.94          5.75          5.43           5.02
	  68            6.13          5.91          5.54           5.08
	  69            6.33          6.07          5.65           5.14
	  70            6.54          6.23          5.76           5.19
	  71            6.76          6.41          5.86           5.24
	  72            7.00          6.58          5.96           5.28
	  73            7.26          6.77          6.06           5.32
	  74            7.53          6.95          6.16           5.35
















     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

					     OPTION C TABLE - JOINT AND ONE-HALF SURVIVOR ANNUITY
				   Monthly payments for each $1,000 of proceeds by ages of persons named*.


	Primary                                                 Secondary Age
	  Age
		      60        61       62        63       64        65        66       67        68        69       70
	  60           $4.56    $4.58    $4.61     $4.63    $4.65      $4.67    $4.69    $4.71      $4.73    $4.75    $4.76
	  61            4.63     4.66     4.69      4.71     4.73       4.76     4.78     4.80       4.82     4.84     4.86
	  62            4.71     4.74     4.77      4.80     4.82       4.85     4.87     4.90       4.92     4.94     4.96
	  63            4.79     4.82     4.85      4.88     4.91       4.94     4.97     5.00       5.02     5.05     5.07
	  64            4.88     4.91     4.94      4.98     5.01       5.04     5.07     5.10       5.13     5.15     5.18
	  65            4.96     5.00     5.03      5.07     5.11       5.14     5.17     5.20       5.24     5.27     5.30
	  66            5.05     5.09     5.13      5.17     5.21       5.24     5.28     5.32       5.35     5.38     5.42
	  67            5.14     5.18     5.23      5.27     5.31       5.35     5.39     5.43       5.47     5.51     5.54
	  68            5.23     5.28     5.33      5.37     5.42       5.46     5.50     5.55       5.59     5.63     5.67
	  69            5.33     5.38     5.43      5.48     5.53       5.57     5.62     5.67       5.72     5.76     5.81
	  70            5.43     5.48     5.53      5.59     5.64       5.69     5.74     5.80       5.85     5.90     5.95

     *Payments after the death of the Primary Payee will be one-half of the amount shown.























     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     Non-Qualified Contracts

						  OPTION A TABLE - INCOME FOR A FIXED PERIOD

					 Payments for fixed number of years for each $1,000 applied.


      Terms of   Annual   Semi-   Quarterly  Monthly  Terms of   Annual   Semi-   Quarterly  Monthly
      Payments            Annual                      Payments            Annual
	Years                                           Years
	  6      184.60   91.62     45.64     15.18      11      108.08   53.64     26.72     8.88
	  7      160.51   79.66     39.68     13.20      12      100.46   49.86     24.84     8.26
	  8      142.46   70.70     35.22     11.71      13      94.03    46.67     23.25     7.73
	  9      128.43   63.74     31.75     10.56      14      88.53    43.94     21.89     7.28
	 10      117.23   58.18     28.98      9.64      15      83.77    41.57     20.71     6.89





       Terms of   Annual     Semi-    Quarterly   Monthly
       Payments             Annual
	Years
	  16       79.61     39.51      19.68       6.54
	  17       75.95     37.70      18.78       6.24
	  18       72.71     36.09      17.98       5.98
	  19       69.81     34.65      17.26       5.74
	  20       67.22     33.36      16.62       5.53












     __________________________________________________________________________

				       Page 70






     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

			   OPTION B TABLES - LIFE ANNUITY

		      With Payments For At Least A Fixed Period


	 Male     60 Months     120 Months    180 Months    240 Months
	 Age
	  55           $4.68         $4.62         $4.53          $4.39
	  56            4.78          4.72          4.61           4.45
	  57            4.89          4.82          4.69           4.51
	  58            5.00          4.92          4.78           4.58
	  59            5.12          5.03          4.87           4.64
	  60            5.25          5.14          4.96           4.71
	  61            5.39          5.26          5.06           4.78
	  62            5.53          5.39          5.16           4.84
	  63            5.69          5.52          5.26           4.90
	  64            5.85          5.66          5.36           4.96
	  65            6.03          5.81          5.46           5.02
	  66            6.21          5.96          5.56           5.08
	  67            6.41          6.11          5.66           5.13
	  68            6.62          6.28          5.76           5.18
	  69            6.84          6.44          5.86           5.23
	  70            7.07          6.61          5.96           5.27
	  71            7.32          6.78          6.05           5.31
	  72            7.58          6.96          6.14           5.34
	  73            7.85          7.14          6.23           5.37
	  74            8.14          7.32          6.31           5.40



















     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

			     OPTION B TABLES (CONTINUED)


	Female      60 Months    120 Months    180 Months     240 Months
	  Age
	  55             $4.25         $4.22         $4.18          $4.10
	  56              4.33          4.30          4.25           4.17
	  57              4.41          4.38          4.32           4.23
	  58              4.50          4.47          4.40           4.30
	  59              4.60          4.56          4.48           4.37
	  60              4.70          4.66          4.57           4.44
	  61              4.81          4.76          4.66           4.51
	  62              4.93          4.86          4.75           4.58
	  63              5.05          4.98          4.85           4.65
	  64              5.18          5.10          4.95           4.72
	  65              5.32          5.22          5.05           4.79
	  66              5.47          5.36          5.16           4.86
	  67              5.63          5.50          5.26           4.93
	  68              5.80          5.65          5.37           5.00
	  69              5.98          5.80          5.49           5.06
	  70              6.18          5.96          5.60           5.12
	  71              6.39          6.14          5.71           5.18
	  72              6.62          6.31          5.83           5.23
	  73              6.86          6.50          5.94           5.28
	  74              7.12          6.69          6.04           5.32






















     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________



					     OPTION C TABLE - JOINT AND ONE-HALF SURVIVOR ANNUITY

				   Monthly payments for each $1,000 of proceeds by ages of persons named*.


	 Male                                                Female Secondary Age
	Primary

	  Age
		      60        61       62        63       64        65        66       67        68        69       70
	  60           $4.70    $4.73    $4.76     $4.79    $4.82      $4.85    $4.88    $4.91      $4.94    $4.96    $4.99
	  61            4.78     4.81     4.84      4.88     4.91       4.94     4.97     5.00       5.03     5.06     5.09
	  62            4.86     4.89     4.93      4.96     5.00       5.03     5.07     5.10       5.13     5.16     5.19
	  63            4.94     4.97     5.01      5.05     5.09       5.13     5.16     5.20       5.24     5.27     5.31
	  64            5.02     5.06     5.10      5.14     5.18       5.23     5.27     5.31       5.34     5.38     5.42
	  65            5.10     5.15     5.19      5.24     5.28       5.33     5.37     5.41       5.46     5.50     5.54
	  66            5.19     5.24     5.28      5.33     5.38       5.43     4.84     5.52       5.57     5.62     5.66
	  67            5.28     5.33     5.38      5.43     5.48       5.53     5.59     5.64       5.69     5.74     5.79
	  68            5.37     5.42     5.48      5.53     5.59       5.64     5.70     5.75       5.81     5.86     5.92
	  69            5.46     5.52     5.57      5.63     5.69       5.75     5.81     5.87       5.93     5.99     6.05
	  70            5.55     5.61     5.67      5.74     5.80       5.86     5.93     5.99       6.06     6.12     6.19

     *Payments after the death of the Primary Payee will be one-half of the amount shown.


















     __________________________________________________________________________

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

				   Monthly payments for each $1,000 of proceeds by ages of persons named*.

	  Male                                                 Female Primary Age

	Secondary
	   Age
		       60       61       62        63       64        65        66        67       68        69       70
	   60          $4.46    $4.54    $4.62     $4.71    $4.79      $4.88    $4.98     $5.07     $5.17    $5.27    $5.38
	   61           4.48     4.56     4.65      4.73     4.82       4.91     5.01      5.11      5.21     5.31     5.42
	   62           4.50     4.58     4.67      4.75     4.85       4.94     5.04      5.14      5.25     5.36     5.47
	   63           4.52     4.60     4.69      4.78     4.87       4.97     5.07      5.17      5.28     5.40     5.51
	   64           4.53     4.62     4.71      4.80     4.90       5.00     5.10      5.21      5.32     5.44     5.56
	   65           4.55     4.63     4.72      4.82     4.92       5.02     5.13      5.24      5.35     5.48     5.60
	   66           4.56     4.65     4.74      4.84     4.94       5.05     5.16      5.27      5.39     5.51     5.64
	   67           4.57     4.66     4.76      4.86     4.96       5.07     5.18      5.30      5.42     5.55     5.68
	   68           4.59     4.68     4.78      4.88     4.98       5.09     5.21      5.33      5.45     5.59     5.72
	   69           4.60     4.69     4.79      4.89     5.00       5.11     5.23      5.36      5.48     5.62     5.76
	   70           4.61     4.70     4.80      4.91     5.02       5.13     5.25      5.38      5.51     5.65     5.80

     *Payments after the death of the Primary Payee will be one-half of the amount shown.























     __________________________________________________________________________

				 This page left blank intentionally

     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                     PROSPECTUS

     _________________________________________________________________________

     We attach the following prospectuses:


      Fund                                              EDGAR Accession Number
      ----                                              ----------------------

      Janus Aspen Series                                906185-96-31
	       May 1, 1996

      Dreyfus Variable Investment Fund -                813383-96-9
	 Capital Appreciation Fund
	       May 1, 1996

      Dreyfus Socially Responsible Growth Fund          890064-96-9
	       May 1, 1996

      Dreyfus Stock Index Fund                          846800-96-5

	       May 1, 1996

      The Merrill Lynch Variable Series Funds, Inc.     889812-96-401
      Basic Value Focus Fund
      Domestic Money-Market Fund
      Global Strategy Focus Fund
      High Current Income Fund






















     __________________________________________________________________________

		  ANNUITY INVESTORS(SERVICEMARK) VARIABLE ACCOUNT A
					  of
	    ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)
			 STATEMENT OF ADDITIONAL INFORMATION
				       for the
	  Commodore Mariner(SERVICEMARK) and Commodore Americus(SERVICEMARK)
	       Individual Flexible Premium Deferred Annuities Issued by
		       ANNUITY INVESTORS LIFE INSURANCE COMPANY
	      P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771


     The Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Commodore Mariner(SERVICEMARK) and Commodore Americus(SERVICEMARK), Individual Flexible Premium Deferred Annuity Contracts (each, the "Contract") offered by Annuity Investors Life Insurance Company(REGISTERED TRADEMARK). A copy of the Prospectus dated August 16, 1996, as supplemented from time to time, may be obtained free of charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.



     Dated August 16, 1996

				  TABLE OF CONTENTS

									    Page
	      ANNUITY   INVESTORS  LIFE   INSURANCE   COMPANY(REGISTERED
	      TRADEMARK) . . . . . . . . . . . . . . . . . . . . . . . . . .   2
		      General Information and History  . . . . . . . . . . .   2
		      State Regulation . . . . . . . . . . . . . . . . . . .   2
	      SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
		      Safekeeping of Separate Account Assets . . . . . . . .   2
		      Records and Reports  . . . . . . . . . . . . . . . . .   3
		      Experts  . . . . . . . . . . . . . . . . . . . . . . .   3
	      DISTRIBUTION OF THE CONTRACTS  . . . . . . . . . . . . . . . .   3
	      CALCULATION OF PERFORMANCE INFORMATION . . . . . . . . . . . .   3
		      Money   Market  Sub-Account   Standardized  Yield
		      Calculation  . . . . . . . . . . . . . . . . . . . . .   3
		      Other Sub-Account Standardized Yield Calculation . . .   4
		      Standardized Total Return Calculation  . . . . . . . .   5
		      Hypothetical Performance Data  . . . . . . . . . . . .   6
		      Other Performance Data . . . . . . . . . . . . . . . .   7
	      FEDERAL TAX MATTERS  . . . . . . . . . . . . . . . . . . . . .   8
		      Taxation of the Company  . . . . . . . . . . . . . . .   9
		      Tax Status of the Contract . . . . . . . . . . . . . .   9
	      FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . .  10
	      REPORT OF INDEPENDENT AUDITORS . . . . . . . . . . . . . . . .  11
	      ANNUITY INVESTORS LIFE INSURANCE COMPANY . . . . . . . . . . .  16
	      A.  ACCOUNTING POLICIES  . . . . . . . . . . . . . . . . . . .  16
		      INVESTMENTS  . . . . . . . . . . . . . . . . . . . . .  16
		      ANNUITY RESERVES . . . . . . . . . . . . . . . . . . .  16
		      REINSURANCE  . . . . . . . . . . . . . . . . . . . . .  16
	      B.  INVESTMENTS  . . . . . . . . . . . . . . . . . . . . . . .  17
	      C.  FEDERAL INCOME TAXES . . . . . . . . . . . . . . . . . . .  17
	      D.  RELATED PARTY TRANSACTIONS . . . . . . . . . . . . . . . .  17
	      E.  DIVIDEND RESTRICTIONS  . . . . . . . . . . . . . . . . . .  17
	      F.  ANNUITY RESERVES . . . . . . . . . . . . . . . . . . . . .  17
	      G.  OTHER ITEMS  . . . . . . . . . . . . . . . . . . . . . . .  18
	      H.  SELECTED FINANCIAL DATA  . . . . . . . . . . . . . . . . .  18
	      I.  VARIANCES FROM GENERALLY ACCEPTED ACCOUNTING
		     PRINCIPLES  . . . . . . . . . . . . . . . . . . . . . .  19


     The following information supplements the information in the Prospectus. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.

	    ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)

     General Information and History

     Annuity Investors Life Insurance Company(REGISTERED TRADEMARK) (the "Company"), formerly known as Carillon Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The name change occurred in the state of domicile on April 12, 1995. The Company is principally engaged in the sale of fixed and variable annuity policies.

     The Company was acquired in November, 1994, by American Annuity Group(SERVICEMARK), Inc. ("AAG") a Delaware corporation that is a publicly traded insurance holding company. Great American(REGISTERED TRADEMARK) Insurance Company ("GAIC"), an Ohio corporation, owns 80% of the common stock of AAG. GAIC is a multi-line insurance carrier and a wholly-owned subsidiary of Great American Holding Company ("GAHC"), an Ohio corporation. GAHC is a wholly-owned subsidiary of American Financial Corporation ("AFC"), an Ohio corporation. AFC is a wholly-owned subsidiary of American Financial Group, Inc. ("AFG"), an Ohio corporation. AFG is a publicly traded holding company which is engaged, through its subsidiaries, in financial businesses that include annuities, insurance and portfolio investing, and non-financial businesses that include food products and television and radio operations.

     State Regulation

     The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each such jurisdiction. Where required by law or regulation, the Contract will be modified accordingly.


				       SERVICES

     Safekeeping of Separate Account Assets

     Title to assets of the Separate Account is held by the Company. The Separate Account assets are kept separate and apart from the Company's general account assets. Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

     Title to assets of the Fixed Account is held by the Company together with the Company's general account assets.

     Records and Reports

     All records and accounts relating to the Fixed Account and the Separate Account will be maintained by the Company. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each Owner semi-annually at the Owner's last known address.

     Experts

     The statutory-basis financial statements of the Company included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their report thereon also appearing elsewhere herein. Such statutory-basis financial statements have been included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


			    DISTRIBUTION OF THE CONTRACTS

     The offering of the Contracts is expected to be continuous, and the Company does not anticipate discontinuing the offering of the Contracts. However, the Company reserves the right to discontinue the offering of the Contracts.


			CALCULATION OF PERFORMANCE INFORMATION

     Money Market Sub-Account Standardized Yield Calculation

     In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account at the beginning of such seven-day period, dividing such net change in the value of the hypothetical account by the value of the hypothetical account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in the value of the hypothetical account reflects the deductions for the Mortality and Expense Risk and Administration Charges and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the Separate Account will be lower than the yield for the Money Market Fund or any comparable substitute funding vehicle.

     The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated according to the following formula:
						365/7
     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ]-1

     The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Fund or substitute funding vehicle, and operating expenses. IN ADDITION, THE YIELD FIGURES DO NOT REFLECT THE EFFECT OF ANY CONTINGENT DEFERRED SALES CHARGE ("CDSC") (OF UP TO 7% OF PURCHASE PAYMENTS) THAT MAY BE APPLICABLE ON SURRENDER.

     Other Sub-Account Standardized Yield Calculation

     The Company may from time to time disclose the current annualized yield of one or more of the Sub-Accounts (other than the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to the income generated by the Sub-Account over a specified 30-day period. Because this yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
				      6
     Where:           YIELD = 2[a-b+1) - 1]
				---
				cd

	      a  =    net investment income earned during the period by the
		      Portfolio attributable to the shares owned by the Sub-Account.

	      b  =    expenses for the Sub-Account accrued for the period (net
		      of reimbursements).

	      c  =    the average daily number of Accumulation Units
		      outstanding during the period.

	      d  =    the maximum offering price per Accumulation Unit on the
		      last day of the period.

     Net investment income will be determined in accordance with rules and regulations established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts. The yield calculations do not reflect the effect of any CDSC that may be applicable to a particular Contract. CDSCs range from 7% to 0% of the Purchase Payments withdrawn depending on the elapsed time since the receipt of such Purchase Payments.

     Because of the charges and deductions imposed by the Separate Account, the yield for a Sub-Account will be lower than the yield for the corresponding Fund. The yield on amounts held in a Sub-Account normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield will be affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

     Standardized Total Return Calculation

     The Company may from time to time also disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equal the initial amount invested to the ending redeemable value, according to the following formula:
	     n
     P(1 + T) = ERV

     Where

	      P       =        a hypothetical initial payment of $1,000.
	      T       =        average annual total return.
	      n       =        number of years.
	      ERV     =        "ending redeemable value" of a hypothetical
			       $1,000 payment made at the beginning of the one, five or ten- year period at the end of the one, five, or ten-year period (or fractional portion thereof).

     All recurring fees, such as the Contract Maintenance Fee and the Mortality and Expense Risk Charge, which are charged to all Contracts are recognized in the ending redeemable value. The average annual total return calculations will reflect the effect of any CDSCs that may be applicable to a particular period.

     Hypothetical Performance Data

     The Company may also disclose "hypothetical" performance data for a Sub-Account, for periods BEFORE the Sub-Account commenced operations. Such performance information for the Sub-Account will be calculated based on the performance of the corresponding Fund and the assumption that the Sub-Account was in existence for the same periods as those indicated for the Fund, with a level of Contract charges currently in effect. The Fund used for these calculations will be the actual Fund in which the Sub-Account invests.

     This type of hypothetical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for a CDSC) or assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable CDSC).

     Other Performance Data

     The Company may from time to time disclose other non-standardized total return in conjunction with the standardized performance data described above. Non-standardized data may reflect no CDSC or present performance data for a period other than that required by the standardized format. The Company may from time to time also disclose cumulative total return calculated using the following formula assuming that the CDSC percentage is 0%:

     CTR = (ERV/P) - 1

     Where:

	      CTR     =        the cumulative total return net of Sub-Account
			       recurring charges for the period.

	      ERV     =        ending redeemable value of a hypothetical $1,000
			       payment at the beginning of the one, five or ten-year period at the end of the one, five or ten-year period (or fractional portion thereof).

	      P       =        a hypothetical initial payment of $1,000.

     All non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

     The Contracts may be compared in advertising materials to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the Fixed Account Options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account or a Sub-Account, are FDIC-insured.

     Advertising materials for the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contract's particular features and their desirability and may compare Contract features with those of other variable annuities and investment products of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contract and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contract. A description of the tax advantages associated with the Contract, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, management and composition of the underlying Funds, investment philosophy, investment techniques, the desirability of owning the Contract and other products and services offered by the Company or AAG Securities, Inc. ("AAG Securities").

     The Company or AAG Securities may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

     Advertising materials for the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Sub-Accounts and the Funds. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     In addition, advertising materials may quote various measures of volatility and benchmark correlations for the Sub-Accounts and the respective Funds and compare these volatility measures and correlations with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a sub-account's, or its underlying fund's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.


				 FEDERAL TAX MATTERS

     The Contract is designed for use by individuals as a non-tax-qualified annuity (including Contracts purchased by an employer in connection with a Code Section 457 or non-qualified deferred compensation plan), and with arrangements which qualify for special tax treatment under Sections 401, 403 or 408 of the Code. The ultimate effect of federal taxes on the Account Value, on Annuity Benefits, and on the economic benefit to the Owner and/or the Beneficiary may depend on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned and on the Company's tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about tax implications should consult a competent tax adviser. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     Taxation of the Company

     The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

     Tax Status of the Contract

     Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Funds' assets may be invested.

     In certain circumstances, Owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Account Value. These differences could result in an Owner being treated as the owner of a pro-rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro-rata share of the assets of the Separate Account.


				FINANCIAL STATEMENTS

     The Company's audited statutory-basis financial statements for the years ended December 31, 1995 and 1994 are included herein.

     The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

     Statutory Financial Statements
     ANNUITY INVESTORS LIFE INSURANCE COMPANY
     Years ended December 31, 1995 and 1994

     REPORT OF INDEPENDENT AUDITORS

     Board of Directors
     Annuity Investors Life Insurance Company(REGISTERED TRADEMARK)

     We have audited the accompanying statutory-basis balance sheets of Annuity Investors Life Insurance Company(REGISTERED TRADEMARK) ("the Company") as of December 31, 1995 and 1994, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes A and I.

     In our opinion, because of the materiality of the effects of the variances between generally accepted accounting principles and the accounting practices referred to in the preceding paragraph, the financial statements referred to above are not intended to and do not present fairly, in conformity with generally accepted accounting principles, the financial position of Annuity Investors Life Insurance Company at December 31, 1995 and 1994, or the results of its operations or its cash flows for the years then ended. However, in our opinion, the supplementary information included in Note I presents fairly, in all material respects, capital and surplus at December 31, 1995 and 1994 and net income for the years then ended in conformity with generally accepted accounting principles.

     Also, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 1995 and 1994, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio.
							       Ernst & Young LLP
							       February 29, 1996

		      ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)
				       BALANCE SHEETS
				       STATUTORY BASIS

									  Year Ended December 31,
									   --------------------
       ASSETS                                                           1995                    1994
									----                    ----
       Cash and investments:
	    Fixed Maturities - at amortized cost                 $ 8,554,641              $8,291,079
	    (market value: $8,648,412
	    and $7,545,390)
	    Short-term investments                                15,169,930                 425,660
	    Cash                                                      93,584                  79,862
								  ----------              ----------
		 Total cash and investments                       23,818,155               8,796,601

       Investment income due and accrued                             220,028                 150,193
       Federal income tax recoverable                                      0                  23,181
								 -----------              ----------
	    Total assets                                         $24,038,183              $8,969,975
								 ===========              ==========
       LIABILITIES, CAPITAL AND SURPLUS
       Annuity reserves                                         $  2,842,013              $2,684,376
       Interest maintenance reserve                                        8                       0
       Commissions due and accrued                                       966                       0
       General expenses due and accrued                                7,000                   3,445
       Taxes, licenses and fees due and accrued                        3,000                       0
       Federal income tax payable                                      8,952                       0
       Asset valuation reserve                                         2,848                       0
       Payable to parent and affiliate                                58,415                  11,264
								  ----------               ---------
	   Total liabilities                                       2,923,202               2,699,085
								  ----------               ---------

       Common stock, $100 par value:
	  - 25,000 shares authorized
	  - 20,000 shares issued and outstanding                   2,000,000               2,000,000
       Gross paid in and contributed surplus                      18,050,000               3,350,000
       Unassigned surplus                                          1,064,981                 920,890
								 -----------              ----------
	    Total capital and surplus                             21,114,981               6,270,890
								 -----------              ----------

	    Total liabilities, capital and surplus               $24,038,183              $8,969,975
								 ===========              ==========

     See notes to statutory financial statements

			       ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)
				       SUMMARY OF OPERATIONS
				       STATUTORY BASIS

											       Year ended  December  31,
											     ---------------------------
											       1995                 1994
											       ----                 ----
     Revenues:
	 Premiums and annuity considerations                                              $  58,695             $219,308
	 Deposit type funds                                                                  16,107                    0
	 Net investment income                                                              552,141              432,932
											    -------              -------

	     Total revenue                                                                  626,943              652,240

     Benefits and expenses:
	 Increase in aggregate reserves                                                     157,637               61,627
	 Policyholders' benefits                                                            109,607              280,517
	 Commissions and expense allowances on reinsurance assumed                           49,655               47,023
	 General insurance expenses                                                          34,588               25,630
	 Taxes, licenses and fees                                                            53,577               38,951
											     ------              -------

	     Total benefits and expenses                                                    405,064              453,748
											    -------              -------

     Income from operations before federal income taxes                                     221,879              198,492

     Provision for federal income taxes                                                      74,941               69,000
											    -------              -------

     Net income after federal income taxes before net realized capital gain                 146,938              129,492


     Net realized capital gains (losses):
	 Gross Realized Capital Gains                                                            15                    0
	 Capital gains tax                                                                      (5)                    0
	 Interest maintenance reserve transfer (net of tax)                                     (8)                    0
											    -------             --------
	     Net realized capital gains transferred to IMR                                        2                    0
											    -------             --------
     Net income                                                                            $146,940             $129,492
											   ========             ========



     See notes to statutory financial statements

		      ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)
			       STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
				       STATUTORY BASIS

									 Year ended December 31,
									 ----------------------
								       1995                 1994
								       ----                 ----
     Common stock:
	 Balance at beginning and end of period                $  2,000,000           $2,000,000
							       ============           ==========

     Gross paid-in and contributed surplus:
	 Balance at beginning of year                          $  3,350,000           $3,350,000
	 Surplus paid in                                         14,700,000                    0
								-----------           ----------

	    Balance at end of year                              $18,050,000           $3,350,000
								===========           ==========

     Unassigned funds:
	 Balance at beginning of year                          $    920,890           $  791,398
	 Net income                                                 146,940              129,492
	 Change in asset valuation reserve                          (2,849)                    0
							       ------------           ----------

	    Balance at end of year                              $ 1,064,981           $  920,890
								===========           ==========

     Total capital and surplus                                  $21,114,981           $6,270,890
								===========           ==========




     See notes to statutory financial statements



		      ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)
				       STATEMENTS OF CASH FLOWS
				       STATUTORY BASIS
										    Year ended December 31,
										 ----------------------------
											 1995           1994
											 ----           ----
     Operating activities:
       Premiums and annuity considerations                                          $    58,695     $  219,308
       Deposit type funds                                                                16,107              0
       Net investment income                                                            512,777        398,729
       Surrender benefits paid                                                        (109,607)      (280,517)
       Commissions, expenses and premium and other taxes paid                         (128,854)      (111,604)
       Federal income tax paid                                                         (42,813)       (76,483)
       Payments From (to) parent and affiliate                                           47,151       (29,837)
										      ---------     ----------

	    Total operating activities                                                  353,456        119,596

     Investing activities:
       Sale, maturity or repayment of bonds                                           1,167,103              0
       Purchase of bonds                                                            (1,462,567)    (2,637,891)
										   ------------   ------------

	    Total investing activities                                                (295,464)    (2,637,891)

     Financing activities:
       Surplus paid in                                                               14,700,000              0
										    -----------   ------------

	   Total financing activities                                                14,700,000              0
										     ----------   ------------

     Net increase (decrease) in cash and short-term investments                      14,757,992    (2,518,295)

     Cash and short-term investments at beginning of year                               505,522      3,023,817
										    -----------    -----------

     Cash and short-term investments at end of year                                 $15,263,514    $   505,522
										    ===========    ===========







     See notes to statutory financial statements

     ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK) NOTES TO STATUTORY FINANCIAL STATEMENTS

     ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)

     A.  ACCOUNTING POLICIES

     BASIS OF PRESENTATION Annuity Investors Life Insurance Company(REGISTERED TRADEMARK) ("AILIC"), a life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded financial services holding company of which American Financial Group, Inc. ("AFG") owns 81%. On November 29, 1994, AILIC, formerly Carillon Life Insurance Company, was purchased from Great American(REGISTERED TRADEMARK) Insurance Company, a wholly-owned subsidiary of AFG.

     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Insurance Department of the State of Ohio, which vary in some respects from generally accepted accounting principles ("GAAP"). The more significant of these differences are as follows: (a) annuity receipts are accounted for as revenues versus liabilities; (b) an Interest Maintenance Reserve ("IMR") is provided whereby interest related realized gains and losses are deferred and amortized into investment income over the expected remaining life of the security sold; (c) Asset Valuation Reserves ("AVR") are provided which reclassify a portion of surplus to liabilities; and (d) investments in bonds considered "available for sale" (as defined under GAAP) are generally recorded at amortized cost versus market.

     The preparation of the financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

     INVESTMENTS Asset values are generally stated as follows: Bonds not backed by other loans, where permitted, at amortized cost using the interest method, all others at association values as determined by the NAIC Securities Valuation Office ("association value"); loan backed bonds and structured securities, where permitted, at amortized cost using the interest method, including anticipated prepayments at the date of purchase; significant changes in estimated cash flows from the original purchase assumptions accounted for on a prospective basis, all others at association value; short-term investments at cost.

     As prescribed by the NAIC, the market value for investments in bonds is determined by the values included in the Valuations of Securities manual published by the NAIC's Security Valuation Office. Those values generally represent quoted market value prices for securities traded in the public

     ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK) NOTES TO STATUTORY FINANCIAL STATEMENTS - CONTINUED

     marketplace or analytically determined values by the Securities Valuation Office.

     The carrying values of cash and short-term investments approximate their fair values.

     ANNUITY RESERVES Annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by law. The fair market value of the reserves approximates the statement value.

     REINSURANCE Reinsurance premiums, benefits and expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

     B.  INVESTMENTS

     At December 31, 1995, fixed maturity investments in U.S. Government and government agencies and authorities had a carrying value and market value of $7.3 million, gross unrealized gains of $74,700 and gross unrealized (losses) of ($45,100). All other corporate fixed maturity investments at December 31, 1995 had a carrying value of $1.3 million, market value of $1.4 million, gross unrealized gains of $64,700 and gross unrealized (losses) of ($600). At December 31, 1994, all fixed maturity investments consisted entirely of publicly traded U.S. Treasury bonds with a carrying value of $8.3 million, market value of $7.5 million, gross unrealized gains of $1,000 and gross unrealized (losses) of ($746,000).

     Proceeds from sales of fixed maturity investments were $1.2 million in 1995. There were no sales of fixed maturity investments in 1994.

     U.S. Treasury Notes with a carrying value of $6.0 million at December 31, 1995, were on deposit as required by the insurance departments of various states.

     C.  FEDERAL INCOME TAXES

     AILIC's amount of federal income taxes incurred for recoupment in the event of future losses are approximately $75,000 in 1995, $69,000 in 1994 and $57,000 in 1993.

     D.  RELATED PARTY TRANSACTIONS

     On December 30, 1993, AILIC entered into a reinsurance agreement with Great American(REGISTERED TRADEMARK) Life Insurance Company ("GALIC"), an affiliated Ohio domiciled insurance company, which became AILIC's
     immediate parent in 1995.   As a result of the transaction, AILIC assumed
     $2.6 million in deferred annuity reserves and received an equivalent amount of assets. AILIC will continue to assume premiums, surrenders and other transactions on certain policies directly written and administered by GALIC. The majority of premium income in 1995 and all premium income



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     ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)
     NOTES TO STATUTORY FINANCIAL STATEMENTS - CONTINUED

     in 1994 consisted of assumed reinsurance from GALIC in accordance with the agreement.

     Certain investment, administrative, management, accounting and data processing services are provided to AILIC through the use of shared facilities and personnel or under agreements between AILIC and affiliates.

     E.  DIVIDEND RESTRICTIONS

     The amount of dividends which can be paid by AILIC without prior approval of regulatory authorities is subject to restrictions relating to capital
     and surplus and net income.   AILIC may pay approximately $1.1 million in
     dividends in 1996 based on capital and surplus, without prior approval.

     F.  ANNUITY RESERVES

     At December 31, 1995, 99% of AILIC's annuity reserves were subject to discretionary withdrawal without adjustment.

     G.  OTHER ITEMS

     The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through deduction in future premium taxes in certain states. GALIC is responsible for payment of all assessments relating to premiums earned in accordance with the reinsurance agreement discussed in Note D.

     ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK) NOTES TO STATUTORY FINANCIAL STATEMENTS - CONTINUED

     H. SELECTED FINANCIAL DATA

     The following tables present selected statutory-basis financial data as of December 31, 1995 and 1994 and for the years then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in AILIC's 1995 and 1994 Statutory Annual Statements as filed with the insurance department of the State of Ohio:

										   1995                  1994
										   ----                  ----
     Gross investment income earned:
	Bonds                                                                 $    447,488            $  431,170
	Short-term investments                                                      72,980                18,168
	Cash on hand and on deposit                                                 41,582                     0
	Aggregate write-ins for investment income                                        0                   106
									      ------------            ----------
									      $    562,050            $  449,444
									      ============            ==========
     Bonds by class
	Class "1"                                                             $  8,444,399            $8,291,079
	Class "2"                                                                  110,242                     0
									      ------------            ----------
									      $  8,554,641            $8,291,079
									      ============            ==========


     Total bonds publicly traded                                              $  8,554,641            $8,291,079
									      ============             =========

     Short-term investments (book value)                                       $15,169,930            $  425,660
									       ===========            ==========

     Cash on deposit                                                          $     93,584            $   79,862
									       ===========           ===========

									       $ 2,842,013            $2,684,376
     Group annuities not fully paid - account balance                          ===========           ===========


     See notes to statutory financial statements.











				       PAGE 18



     ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)
     NOTES TO STATUTORY FINANCIAL STATEMENTS - CONTINUED

										1995                  1995
									   Carrying Value          Market Value
									   --------------          ------------
     Total Bonds by maturity:
       Due within 1 year or less                                              $   100,137           $   101,687
       Over 1 year through 5 years                                              4,372,211             4,366,586
       Over 5 years through 10 years                                            3,796,802             3,870,899
       Over 10 years through 20 years                                             139,901               150,719
       Over 20 years                                                              145,590               158,521
									       ----------            ----------
									       $8,554,641            $8,648,412
									       ==========            ==========



     I.  VARIANCES FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

     These financial statements have been presented in conformity with the accounting practices prescribed or permitted by the insurance department of the State of Ohio.  The following table summarizes the differences between net income and surplus as determined in accordance with statutory accounting practices and GAAP for the years ended December 31, 1995 and 1994:


								    Net Income            Capital and Surplus

								1995        1994             1995          1994
								----        ----             ----          ----


     As reported on a statutory basis                         $146,940    $129,492    $21,114,981    $6,270,890
     Commissions capitalized to DAC and amortized                  954           0            954             0
     Capital gains transferred to IMR, net of tax                    8           0              8             0
     Federal income taxes                                      (3,051)           0        (3,051)             0
     Unrealized gain (loss) adjustment                               0           0         38,109     (485,000)
     AVR adjustment                                                  0           0          2,848             0
							     ---------   ---------    -----------    ----------
	   Total GAAP adjustments                              (2,089)           0         38,868     (485,000)
							      --------     -------    -----------    ----------
     GAAP basis                                               $144,851    $129,492    $21,153,849    $5,785,890
							     =========    ========    ===========    ==========





     See notes to statutory financial statement.










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